Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Application Date	Occupancy	Purpose	QM Status	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Compliance Grade	Fitch Compliance Rating	Moody's Compliance Rating	DBRS Compliance Rating	S&P Compliance Rating	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Seller Response	Compensating Factors	Subject to Predatory - Unable to Test	Disposition 1	Disposition 2
3515578	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.

																		Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
3515611	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.

																		Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Disbursement Date Missing						-
3515776	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3516138	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	3/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					C	C	C	C	RC

[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		Federal Compliance - Notice of Right to Cancel Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided State Compliance - 10 day grace period less than 15 day minimum per state (NJ).					In	Late Charge
3515708	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3515492	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Home Improvement					B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.	Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3515832	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date						-
3516211	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	6/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable
3515925	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NV	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3515429	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CO	9/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.

																		Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - Federal FACTA Disclosure Timing Test						-
3516324	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
Federal Compliance - Federal FACTA Disclosure Timing Test
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable
3516513	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2007	12/XX/2007	Primary	Purchase		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - Final TIL Finance Charge Under Disclosed
Closing / Title - Documentation was not provided to evidence the Final TIL was signed by the borrower.
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Final HUD-1:  GFE Used For Fee Testing

																						Yes	Out	TR Indeterminable
3515618	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.

																		Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing						-
3516411	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	10/XX/2006	9/XX/2006	Primary	Refinance UTD					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Not provided.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Payoff Statement Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - New Jersey Home Loan (Late Charge)
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable (UAL State)
3515545	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.

																		Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely Federal Compliance - FACTA Disclosure Missing						-
3515816	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	2/XX/2007	Primary	Purchase					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
State Compliance - California Primary Residence Late Charge Percent Testing
Federal Compliance - FACTA Disclosure Missing
State Compliance - 10% late fee exceeds the 6% maximum per state (CA).
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing

																						Yes	Out	TR Indeterminable
3516246	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2004	5/XX/2004	Primary	Refinance UTD					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.

																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Disbursement Date Missing						-
3515467	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.	Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
3515622	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely						-
3516245	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2004	5/XX/2004	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

-
3516271	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Right to Cancel not provided.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely

-
3516323	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - Federal FACTA Disclosure Timing Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

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3515943	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

																		Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing				Yes	Out	TR HUD Deficiency
3515449	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OK	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - The file does not contain a copy of the FACTA disclosure.						-
3515462	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.

																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely						-
3516320	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2007	8/XX/2007	Primary	Refinance UTD					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - Information not located in the file
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable
3516056	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - Incomplete title commitment provided Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3516503	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - Disbursement Date Missing
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing

																						Yes	Out	TR Indeterminable
3516232	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	11/XX/2007	10/XX/2007	Primary	Refinance UTD					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
[B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement
Federal Compliance - TILA HELOC - Tax Advisor Statement Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Federal FACTA Disclosure Timing Test
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable
3516527	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test						-
3516483	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	5/XX/2004	4/XX/2004	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable
3516129	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[B] State Compliance - Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state.

																		Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing State Compliance - 10% late charge exceeds 5% maximum per state (VA). Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided State Compliance - 10% late charge exceeds 5% maximum per state (VA).						-
3516546	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.

																		Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3515593	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CO	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test						-
3515536	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
3515967	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - The incorrect rescission model was used. The lender used an H8 and it should have been an H9.						-
3515995	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.

																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely						-
3516413	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other					C	C	C	C	RC

[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - RTC was not signed.
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - New Jersey Home Loan (Late Charge)

																							In	Late Charge
3516207	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	5/XX/2005	4/XX/2005	UTD	Refinance UTD					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - RTC not in file
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable
3516296	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Federal Compliance - Federal FACTA Disclosure Timing Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

-
3515506	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.

																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely						-
3516049	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.

																		Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3515711	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	3/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
3516128	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - Late charge of 10% exceeds IL - maximum 5%. Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing State Compliance - Illinois Late Charge Percent Testing Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3516263	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - The RTC is missing from the loan file.
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - FACTA Disclosure Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable
3516557	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

																		Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3516230	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Federal FACTA Disclosure Timing Test
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable
3516523	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX		5/XX/2006	4/XX/2006	UTD	UTD UTD					D	D	D	D	RD		Loan File - Incomplete Loan File. Security in the file, unable to run compliance.				UTD	Out	Indeterminable
3516091	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2008	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing; missing Appraisal Fee of $375 POC.						-
3515396	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	4/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005.

																		Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing Federal Compliance - Payoff Statement Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing						-
3516481	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing

-
3515450	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	KS	7/XX/2005	6/XX/2005	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																		Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
3516689	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement
Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Federal FACTA Disclosure Timing Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable
3515869	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.	Federal Compliance - Missing Initial Loan Application Test State Compliance - 10% late charge is within the 10% maximum for state of CA.						-
3515955	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.	Federal Compliance - No evidence of brochure in file Federal Compliance - provided at closing						-
3515514	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3516189	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	5/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Property Type Not Provided
Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - RTC missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable
3516304	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2007	1/XX/2007	UTD	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - Missing the RTC document
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Federal FACTA Disclosure Timing Test
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable
3515829	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.

																		Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely						-
3515936	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3516043	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3515472	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other					C	C	C	C	RC

[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2006.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Closing / Title - .
Closing / Title - .
Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than note date.

																						Tested	In	TR Tested
3516107	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test						-
3515965	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX			8/XX/2007	UTD	UTD UTD					D	D	D	D	RD		Loan File - Incomplete Loan File. Security in the file, unable to run compliance.				UTD	Out	Indeterminable
3516370	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	5/XX/2007	7/XX/2007	Primary	Refinance UTD					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
[B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - New York Late Charge Percent Testing
State Compliance - New York Late Charge Grace Period Testing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement
Federal Compliance - TILA HELOC - Tax Advisor Statement Missing
Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable
3516041	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.

																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3515704	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test						-
3515599	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - Federal FACTA Disclosure Timing Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3516524	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing

																						Yes	Out	TR Indeterminable
3515910	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	4/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [B] Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: Truth in Lending Act (HELOC): Non-refundable fee imposed by lender within three (3) business days of borrower receiving HELOC disclosures and brochure.	Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely						-
3515689	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2006	12/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.

																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing State Compliance - PPP Expired. Prepayment charge not allowed per state (CA) - max prepayment charge for CA ARM loan is 0% - note states $350.00. Lender is XXX.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA HELOC - Important Terms Disclosure Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3515433	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3515555	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.

																		Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance Federal Compliance - Missing Initial Loan Application Test Federal Compliance - HELOC Fees Used For Testing						-
3515874	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
3515952	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	5/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - FACTA Disclosure Missing						-
3515975	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		Federal Compliance - RTC not provided. Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - Payoff Statement Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely						-
3515464	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	12/XX/2005	12/XX/2005	Primary	Refinance Cash-out - Home Improvement					B	B	B	B	RB	[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The G-5 or H-8 form was used, the G-7 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance Federal Compliance - Payoff Statement Missing						-
3516074	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	12/XX/2007	11/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3515735	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3515912	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3515511	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.

																		Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely						-
3515961	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	UT	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.

																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely						-
3515964	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing						-
3515942	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3516495	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	8/XX/2006	7/XX/2006	Primary	Refinance UTD					B	B	B	B	RB

[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Federal Compliance - Federal FACTA Disclosure Timing Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

-
3515841	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	4/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3515926	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	7/XX/2007	Primary	Purchase					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing

																						Yes	Out	TR Indeterminable
3515852	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	HI	5/XX/2007	4/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3516564	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

																		Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3515651	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	6/XX/2007	Investment	Purchase					A	A	A	A	RA								-
3516040	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3515499	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OR	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
3515744	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test						-
3515487	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	ME	12/XX/2005	11/XX/2005	Second Home	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.	Federal Compliance - No disbursement date provided Federal Compliance - Provided at closing						-
3515679	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OR	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - HELOC Fees Used For Testing						-
3516471	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	11/XX/2004	10/XX/2004	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable (UAL State)
3515740	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	1/XX/2007	1/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - FACTA Disclosure Missing						-
3515683	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2006	11/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - Federal FACTA Disclosure Timing Test						-
3516214	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	8/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Property Type Not Provided
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
Federal Compliance - Missing document
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - FACTA Disclosure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable
3516256	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable
3515887	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	11/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing	Federal Compliance - HELOC Agreement does not disclose the IL Registration fee for $3. Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3515426	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable
3515721	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	KS	6/XX/2007	6/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3515924	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3516290	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable
3515605	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OR	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - Missing Initial Loan Application Test Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.						-
3515676	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	RI	11/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3515899	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3515812	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Home Improvement					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - HELOC Fees Used For Testing Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely						-
3515850	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2007	1/XX/2007	Primary	Refinance Rate/Term		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.

																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3515459	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	4/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
3515619	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NH	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3516522	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	9/XX/2007	8/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

																		Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties						-
3515789	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	1/XX/2007	12/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] State Compliance - Arizona Late Charge Percent Testing: Note late charge exceeds maximum per state. [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC) State Compliance - Arizona Late Charge Percent Testing						-
3515724	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.

																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely						-
3516015	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	UT	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3516002	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Missing Initial Loan Application Test						-
3516084	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3515591	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IN	11/XX/2006	10/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Missing Initial Loan Application Test						-
3515678	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - FACTA Disclosure Missing Federal Compliance - Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing Federal Compliance - Brochure Not Provided.						-
3515468	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	3/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
3516100	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX				UTD	UTD UTD					D	D	D	D	RD		Loan File - Incomplete Loan File. Security in the file, unable to run compliance.				UTD	Out	Indeterminable
3516001	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
3516529	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	8/XX/2006	7/XX/2006	Second Home	Purchase					C	C	C	C	RC	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided Closing / Title - Missing purchase contract.						-
3515785	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.	Federal Compliance - Missing Initial Loan Application Test						-
3515581	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.
[B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was not executed on the proper Model Form for a refinance transaction by a creditor that is not considered the original creditor.  The G-7 or H-9 form was used instead of the G-5 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.

																		Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
3516130	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	2/XX/2007	Primary	Refinance UTD					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing

																						Yes	Out	TR Indeterminable
3516204	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	4/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing
Federal Compliance - TILA HELOC - Credit Agreement Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Federal FACTA Disclosure Timing Test
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable
3515732	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NV	4/XX/2007	3/XX/2007	Investment	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3515460	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	8/XX/2007	8/XX/2007	Primary	Refinance Rate/Term		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			A	A	A	A	RA								-
3516085	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	1/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3515726	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3515930	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	7/XX/2007	6/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3515764	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.

																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing						-
3515775	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The G-5 or H-8 form was used, the G-7 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3515453	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	DE	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing [B] Federal Compliance - TILA HELOC - Credit Plan with Index That Cannot be Obtained by Borrower: Unable to test Index due to missing information.	Federal Compliance - TILA HELOC - Credit Plan with Index That Cannot be Obtained by Borrower Federal Compliance - HELOC Fees Used For Testing Federal Compliance - Federal FACTA Disclosure Timing Test						-
3515430	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely						-
3515629	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	8/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB		Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3515979	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3515720	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	UT	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.	Federal Compliance - Missing Initial Loan Application Test						-
3515580	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.	Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3515548	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.

																		Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely						-
3515900	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Federal FACTA Disclosure Timing Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3516521	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	8/XX/2007	7/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties Federal Compliance - Missing Initial Loan Application Test Application / Processing - Missing Document: Missing Lender's Initial 1003						-
3516142	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	3/XX/2007	2/XX/2007	Primary	Refinance Rate/Term					D	D	D	D	RD

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Closing / Title - Missing Document: Note - Subject Lien not provided

																						Yes	Out	TR Note Deficiency (UAL State)
3516104	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	1/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - Late charge of 10% exceeds MD - maximum 5%. Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3515971	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	9/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - FACTA Disclosure Missing						-
3515817	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	2/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																		Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FACTA Disclosure Missing						-
3516023	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2008	4/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
[B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.

Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement
Federal Compliance - TILA HELOC - Tax Advisor Statement Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing
Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - FACTA Disclosure Missing

-
3515583	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Disbursement Date Missing						-
3515369	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OR	8/XX/2004	8/XX/2004	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2004, prior to three (3) business days from transaction date of 08/XX/2004.

																		Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - HELOC Fees Used For Testing Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing						-
3516463	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CO	9/XX/2003	8/XX/2003	Investment	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		Federal Compliance - Missing Initial Loan Application No Fees Federal Compliance - Disbursement Date Missing						-
3516045	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date						-
3515515	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	9/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - G-6 or G-9 used on a Refinance HELOC Transaction: Truth in Lending Act: Notice of Right to Cancel was executed on the G-6 or G-9 form.  Elevate to Compliance for review.

																		Federal Compliance - Incorrect Right To Cancel Form Used - G-6 or G-9 used on a Refinance HELOC Transaction Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing Federal Compliance - TILA HELOC - Credit Agreement Missing						-
3515929	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	8/XX/2007	7/XX/2007	Second Home	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3515485	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3515996	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.	Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3515680	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OR	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing	Federal Compliance - HELOC Fees Used For Testing						-
3515407	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing

																		Federal Compliance - HELOC Fees Used For Testing Federal Compliance - There was no evidence that a HELOC Brochure was provided to the borrower. However, borrower signed HELOC agreement which acknowledgement receipt. But could not add the Brochure Document as provided with the HELOC Agreement, unless QC overrides validation, this exception is not valid. Federal Compliance - "Billing Rights" disclosure was provided to borrower two days prior to closing date 07/XX/2005. Federal Compliance - Credit Agreement was provided two days prior to closing date of 07/XX/2005.						-
3516388	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	3/XX/2008	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Property Type Not Provided
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
State Compliance - Maryland Late Charge Grace Period Testing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Federal FACTA Disclosure Timing Test
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable
3515984	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	UT	10/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Home Improvement					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.

																		Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3515788	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	4/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3516036	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.

																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely Federal Compliance - FACTA Disclosure Missing						-
3516012	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	2/XX/2008	1/XX/2008	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3515475	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing	Federal Compliance - HELOC Fees Used For Testing						-
3515717	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
3515878	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3516268	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2006	12/XX/2005	Primary	UTD UTD					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - Missing Initial Loan Application No Fees
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing RTC Signature Date.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Property Type Not Provided
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						UTD	Out	Indeterminable
3515602	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	3/XX/2007	1/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.	Federal Compliance - Disbursement Date Missing Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.						-
3515370	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	5/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3515997	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.	Federal Compliance - Missing Initial Loan Application Test						-
3515940	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date						-
3515932	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CO	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3515439	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	3/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing	Federal Compliance - HELOC Fees Used For Testing						-
3515562	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3515421	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	6/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.	State Compliance - 5% late charge exceeds 2% maximum per state (NY) Federal Compliance - HELOC Fees Used For Testing Federal Compliance - FACTA Disclosure Missing						-
3515414	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	HI	4/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Home Improvement					B	B	B	B	RB	[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing	Federal Compliance - HELOC Fees Used For Testing						-
3515763	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2007	3/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.	Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement						-
3515668	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
3516381	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
[B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement
Federal Compliance - TILA HELOC - Tax Advisor Statement Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
Federal Compliance - Not applicable.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable
3515790	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Right of Rescission Timing - Receipt Date Missing State Compliance - New York Late Charge Percent Testing State Compliance - 10 day grace period is less than the 15 day minimum per state (NY). Federal Compliance - FACTA Disclosure Missing Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. State Compliance - 10% late charge exceeds the 2% maximum per state (NY).						-
3515999	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CO	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
3515440	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - FACTA Disclosure Missing						-
3515858	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	5/XX/2007	Second Home	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
3515443	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

																		Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely						-
3515423	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely						-
3515811	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MI	5/XX/2007	4/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB

[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3516050	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.

																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - FACTA Disclosure Missing						-
3516548	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2006	8/XX/2006	Primary	Purchase			Missing Final and Prelim title evidence		D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing

																						Yes	Out	TR Indeterminable
3515586	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test						-
3515839	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3516170	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2008	12/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - Federal FACTA Disclosure Timing Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

-
3516027	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2008	6/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
3515792	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	3/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Federal FACTA Disclosure Timing Test						-
3516033	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3515729	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NC	4/XX/2007	4/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3516554	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MI	4/XX/2007	3/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB

[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List)
State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided
State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test

-
3515876	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3515911	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	5/XX/2007	Investment	Refinance Cash-out - Other					A	A	A	A	RA								-
3515913	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	5/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - FACTA Disclosure Missing						-
3516127	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OR	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] State Compliance - Oregon Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided State Compliance - 10% late charge exceeds 5% maximum per state (OR). Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing State Compliance - Oregon Late Charge Percent Testing Federal Compliance - Missing Initial Loan Application Test						-
3515982	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	HI	9/XX/2007	9/XX/2007	Second Home	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.	Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
3516042	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3515715	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	DC	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Federal FACTA Disclosure Timing Test						-
3516383	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	11/XX/2006	10/XX/2006	Primary	Refinance UTD					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.
[B] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
[B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - Property Type Not Provided
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement
Federal Compliance - TILA HELOC - Tax Advisor Statement Missing
Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing
Federal Compliance - Federal FACTA Disclosure Timing Test
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable
3515813	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	HI	5/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.

																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Disbursement Date Missing						-
3515400	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2005	5/XX/2005	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.

																		Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement						-
3516062	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	10/XX/2007	9/XX/2007	Investment	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3515588	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2006	10/XX/2006	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
3516078	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	11/XX/2007	10/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3515648	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	12/XX/2006	12/XX/2006	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3515509	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing						-
3515631	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	8/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The G-5 or H-8 form was used, the G-7 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3516191	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s).
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - TILA HELOC - Credit Agreement Not Signed
Federal Compliance - TILA HELOC - Credit Agreement Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable
3516151	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AL	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	RD		Loan File - Incomplete Loan File. Security and HUD in the file, unable to run compliance.				UTD	Out	Indeterminable
3515777	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	UT	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3516545	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NC	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3515959	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OR	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - Oregon Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
State Compliance - Oregon Late Charge Percent Testing
State Compliance - Oregon Late Charge Grace Period Testing
Federal Compliance - FACTA Disclosure Missing
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
State Compliance - If a periodic installment payment is received by lender more than 15 days after its due date, a lender may impose a late charge not exceeding 5% of the sum of the principal and interest of the delinquent periodic installment payment or the amount provided in the note or mortgage held by the lender, whichever is less.

-
3515922	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.

																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing				Yes	Out	TR Indeterminable
3515963	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Home Improvement					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3515402	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	DE	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] State Compliance - Delaware Late Charge Percent Testing: Note late charge exceeds maximum per state. [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Notice of Right to Cancel Missing State Compliance - 10% late charge exceeds 5% maximum per state (DE). Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3515972	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	HI		7/XX/2007	Primary	Purchase					D	D	D	D	RD		Loan File - Incomplete Loan File. Security and title in the file, unable to run compliance.				UTD	Out	Indeterminable
3516046	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	9/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3516013	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WI	2/XX/2008	2/XX/2008	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3515935	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	HI	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test						-
3515714	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Home Improvement					B	B	B	B	RB	[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3516155	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	5/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3515814	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	3/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state. [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	State Compliance - California Primary Residence Late Charge Percent Testing Federal Compliance - FACTA Disclosure Missing State Compliance - 10% late charge exceeds the 6% maximum per state of CA.						-
3515596	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing

																						Yes	Out	TR Indeterminable
3516093	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The G-5 or H-8 form was used, the G-7 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely						-
3515465	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	12/XX/2005	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3515815	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	4/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

																		Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing				Yes	Out	TR HUD Deficiency
3516144	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - Late charge not allowed per state of (GA) - max late charge for GA is 5% - note states 10%. Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3515758	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CT	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
3515634	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test						-
3516083	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3515917	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing

																		Federal Compliance - HELOC Fees Used For Testing Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely Federal Compliance - Disbursement Date Missing						-
3516518	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	3/XX/2007	Primary	Purchase		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
Application / Processing - Missing Document: Missing Lender's Initial 1003
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing

																						Yes	Out	TR Indeterminable
3516562	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	ID	8/XX/2007	7/XX/2007	Investment	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.	State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided) Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3516108	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other					D	D	D	D	RD		Loan File - Incomplete Loan File. Security and HUD in the file, unable to run compliance.				UTD	Out	Indeterminable
3516162	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - Federal FACTA Disclosure Timing Test
Closing / Title - TIL in file indicated to be final, expected funding date same as note date but is not signed or dated by borrower so cannot confirm that borrower received.

-
3515451	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	12/XX/2005	11/XX/2005	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed						-
3515730	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NV	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test						-
3516110	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2006	10/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3515557	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3516203	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	3/XX/2005	2/XX/2005	Investment	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		Federal Compliance - Missing Initial Loan Application No Fees Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3515867	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Home Improvement					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3515673	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	10/XX/2006	9/XX/2006	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely						-
3515620	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.

																		Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
3516520	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing

																						Yes	Out	TR Indeterminable (UAL State)
3516095	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	10/XX/2006	9/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3515607	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.

																		Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing						-
3515833	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.	State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File						-
3515441	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3515498	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.	Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - Missing Initial Loan Application Test						-
3516158	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3515655	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2006	11/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	State Compliance - Note indicates a late charge of the greater of 10% or $40 which exceeds the state of CA maximum late charge of 6%. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3516068	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.	Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
3516154	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX			4/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	RD		Loan File - Incomplete Loan File. Security and HUD in the file, unable to run compliance.				UTD	Out	Indeterminable
3516537	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OR	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing

																						Yes	Out	TR HUD Deficiency
3515742	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test						-
3516071	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	10/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3515403	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2005	2/XX/2005	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable
3516137	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		State Compliance - Late charge of 10% exceeds MA - maximum 3%. Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Final TIL Finance Charge Under Disclosed State Compliance - Massachusetts Late Charge Percent Testing State Compliance - Massachusetts Late Charge Grace Period Testing State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3516528	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2006	7/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3515755	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

																		Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate Federal Compliance - HELOC Fees Used For Testing						-
3515661	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	3/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3516280	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2005	3/XX/2005	UTD	Refinance UTD			Missing Preliminary and Final Title		D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
[B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement
Federal Compliance - TILA HELOC - Tax Advisor Statement Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - Missing RTC
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable
3516588	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - FACTA Disclosure Missing Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing						-
3515442	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.

																		Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing						-
3516000	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
3515988	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.	Federal Compliance - TILA HELOC - Important Terms Disclosure Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing						-
3515998	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WI	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
3515718	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	5/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing				Yes	Out	TR Indeterminable
3515497	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.

																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing Federal Compliance - HELOC Fees Used For Testing						-
3515838	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ABAs in file dated 06/XX/2017. Application date 06/XX/2007						-
3516092	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CO	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3515422	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing						-
3516086	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	1/XX/2008	12/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3515953	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	5/XX/2007	4/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. [B] State Compliance - Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state.	Federal Compliance - Missing Initial Loan Application Test State Compliance - 10% late charge exceeds 7% maximum per state (VA) State Compliance - 10% late charge exceeds 7% maximum per state (VA)						-
3516132	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	3/XX/2007	2/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test						-
3515476	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2006	6/XX/2006	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - FACTA Disclosure Missing						-
3515637	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	12/XX/2006	11/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3516252	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable
3515495	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	3/XX/2006	2/XX/2006	Primary	Purchase					A	A	A	A	RA								-
3515447	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

																		State Compliance - 3% late charge equal to $21.83 exceeds $10 maximum for open end credit line per state (MA). State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Payoff Statement Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely						-
3515682	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.

																		Federal Compliance - Disbursement Date Missing Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided				Yes	Out	TR Indeterminable
3516003	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test						-
3515510	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2006	6/XX/2006	Second Home	Purchase					B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3516161	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Federal Compliance - Final TIL Finance Charge Under Disclosed
State Compliance - New York Late Charge Percent Testing
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - Federal FACTA Disclosure Timing Test
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

-
3516213	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - .
Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate
Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable
3515617	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2007	10/XX/2006	Second Home	Purchase					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3515552	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - Payoff Statement Missing						-
3515681	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AL	11/XX/2006	10/XX/2006	Second Home	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Disbursement Date Missing						-
3515728	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3515431	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing						-
3515906	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3515855	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	5/XX/2007	4/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3516384	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other		[C] Mortgage / Program Eligibility - Missing Documents: Missing other financing information.: Lien Position: 1			D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - Right to Cancel disclosure is not signed by borrower.
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable
3515842	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.

																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FACTA Disclosure Missing						-
3515779	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	3/XX/2007	1/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	State Compliance - Late charge not allowed per state of (IL) - max late charge for IL is 5% - note states 6%. State Compliance - Late charge not allowed per state of (IL) - max late charge for IL is 5% - note states 6%. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3515746	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.

																		Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - Missing Initial Loan Application Test						-
3516098	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[C] Federal Compliance - (Missing Data) Late Charge: Late Charge Type was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - (Missing Data) Late Charge
Closing / Title - Missing Document: Note - Subject Lien not provided

																						Yes	Out	TR Note Deficiency
3516079	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	UT	11/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
3515640	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	2/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date						-
3515803	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	5/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.

																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Disbursement Date Missing						-
3515664	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	4/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.	Federal Compliance - Missing Initial Loan Application Test						-
3516573	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.

																		Federal Compliance - Disbursement Date Missing Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3516011	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	11/XX/2007	10/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3515373	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2004	4/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - Missing Initial Loan Application Test						-
3515786	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	6/XX/2007	5/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3515851	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	2/XX/2007	1/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] State Compliance - Arizona Late Charge Percent Testing: Note late charge exceeds maximum per state. [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.	State Compliance - 6% late charge conforms with no limit per state (AZ) regs. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3515553	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WY	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] State Compliance - Wyoming Uniform Consumer Credit Code (Closing Cost Statement Not Provided): Wyoming Uniform Consumer Credit Code:  Full statement of closing costs to be incurred by the consumer not provided to borrower prior to any down payment or when lender made commitment to the transaction.
[B] State Compliance - Wyoming Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
[B] State Compliance - Wyoming Uniform Consumer Credit Code (Charge for Insurance without Meeting Required Conditions): Wyoming Uniform Consumer Credit Code:  Lender contracted for separate charge for insurance without having met required conditions.
[B] State Compliance - Wyoming Uniform Consumer Credit Code (Statement of Rate Not Provided): Wyoming Uniform Consumer Credit Code:  Lender did not provide borrower with accurate statement of rate.

																		State Compliance - Wyoming Late Charge Percent and Amount Testing State Compliance - Wyoming Uniform Consumer Credit Code (Statement of Rate Not Provided) State Compliance - Wyoming Uniform Consumer Credit Code (Charge for Insurance without Meeting Required Conditions) State Compliance - Wyoming Uniform Consumer Credit Code (Closing Cost Statement Not Provided)						-
3516112	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3515616	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3515628	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	8/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																		Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3515748	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			No title was provided in file		B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3516073	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.	Federal Compliance - Missing Initial Loan Application Test						-
3516540	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CO	8/XX/2006	7/XX/2006	Primary	Purchase					D	D	D	D	RD

[C] Federal Compliance - (Missing Data) Late Charge: Late Charge Type was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Late Charge
Closing / Title - Missing Document: Note - Subject Lien not provided

																						No	In	TNR Testing Not Required
3515507	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	7/XX/2006	7/XX/2006	Primary	Purchase					A	A	A	A	RA								-
3515793	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	5/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2007 used as disbursement date for compliance testing. [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - Disbursement Date Missing						-
3515976	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	9/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3515798	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OR	3/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																		Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3515761	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	2/XX/2007	2/XX/2007	Investment	Refinance Rate/Term					B	B	B	B	RB

[B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
[B] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Investment)
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.

																		Federal Compliance - Verified per the final HUD that this was an investment property due to the Borower's mailing address not being the subject property. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - County Name Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3515766	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	4/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3515434	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3515398	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OH	1/XX/2005	12/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing	Federal Compliance - HELOC Fees Used For Testing						-
3516126	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - Max in Minnesota $8.58. This loan $40.00 Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test						-
3515587	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	10/XX/2006	9/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3515783	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

																		Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test						-
3515986	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3515810	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3515647	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3516087	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2007	12/XX/2007	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3515666	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3515845	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	5/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3515470	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CO	3/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3515980	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
3516147	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	DE	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3516225	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Property Type Not Provided
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable
3516134	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX.XX on a Original Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX and $XXX.XX (2007) (an overage of $XXX.XX or .XXX%).
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FNMA Points and Fees Federal Compliance - FACTA Disclosure Missing						-
3516133	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	UT	3/XX/2007	2/XX/2007	Primary	Purchase					D	D	D	D	RD

[C] Federal Compliance - (Missing Data) Late Charge: Late Charge Type was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - (Missing Data) Late Charge
Closing / Title - (Doc Error) HUD Error: Contract sales price is blank.
Closing / Title - Missing Document: Note - Subject Lien not provided

																						Yes	Out	TR Note Deficiency (UAL State)
3516039	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	DE	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3515883	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	7/XX/2007	6/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
3516286	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2006	2/XX/2006	Primary	Refinance UTD					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - RTC is missing borrower's signature, date and expiration date.
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
General - RTC missing borrower's signature and expiration date.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Property Type Not Provided
Federal Compliance - Disbursement Date Missing

-
3516525	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[C] Federal Compliance - (Missing Data) Late Charge: Late Charge Type was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - (Missing Data) Late Charge
Closing / Title - Missing Document: Note - Subject Lien not provided

																						Yes	Out	TR Note Deficiency
3516053	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3515837	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OR	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.

																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3515563	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	5/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3516030	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CO	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing

																						Yes	Out	TR HUD Deficiency
3515623	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2006	7/XX/2006	Primary	Purchase					A	A	A	A	RA								-
3515585	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	UT	5/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Disbursement Date Missing						-
3515635	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	2/XX/2007	1/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
3516231	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - Federal FACTA Disclosure Timing Test
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

-
3515418	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	4/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s).
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005.

																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely Federal Compliance - TILA HELOC - Credit Agreement Not Signed						-
3515367	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	3/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					C	C	C	C	RC

[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

State Compliance - Late charge not allowed per state (NJ) - max late charge for NJ is 5% - note states 10%
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Payoff Statement Missing
State Compliance - New Jersey Home Loan (Late Charge)

																							In	Late Charge
3516530	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AL	8/XX/2006	7/XX/2006	Second Home	Purchase					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - FACTA Disclosure Missing Federal Compliance - TILA - Final TIL Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3515981	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
3516447	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MI	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.

																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate Federal Compliance - TILA HELOC - Important Terms Disclosure Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - FACTA Disclosure Missing						-
3515716	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3516116	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OR	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[C] Federal Compliance - (Missing Data) Late Charge: Late Charge Type was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - (Missing Data) Late Charge
Closing / Title - Missing Document: Note - Subject Lien not provided

																						Yes	Out	TR Note Deficiency
3515822	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	5/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX.XX on a Original Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX and $XXX.XX (2007) (an overage of $XXX.XX or .XXX%).
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - FNMA Points and Fees
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing

																						Yes	Out	TR HUD Deficiency
3515368	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2004	6/XX/2004	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004.

																		Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely						-
3515844	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3516081	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	12/XX/2007	11/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3516511	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CO	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing.
[B] State Compliance - Colorado Home Loan (Ability to Repay not Verified): Colorado Home Loan (HB1322):  Borrower's ability to repay not verified with reliable documentation.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
State Compliance - Colorado Home Loan (Ability to Repay not Verified)
Federal Compliance - Missing Final HUD-1:  GFE Used For Fee Testing

																						Yes	Out	TR Indeterminable
3516149	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3516004	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
3515856	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	7/XX/2007	4/XX/2007	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																		State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing Federal Compliance - HELOC Fees Used For Testing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3515644	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MI	1/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.	State Compliance - List not found						-
3515641	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3515633	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3516208	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	5/XX/2005	4/XX/2005	Primary	Refinance UTD					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable
3516159	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IN	11/XX/2005	10/XX/2005	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.

																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test						-
3515830	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	UT	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.

																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing Federal Compliance - HELOC Fees Used For Testing						-
3515526	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IN	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
3515853	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3515750	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	6/XX/2007	2/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3515828	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.	Federal Compliance - Payoff Statement Missing						-
3516006	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3516067	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.	Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3515685	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	12/XX/2006	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB		Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3516136	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NM	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Miscellaneous Compliance - Prepayment Penalty Discrepancy: Final TIL / CD indicates loan has PPP, however file does not contain prepayment penalty addendum. Missing prepay data may result in invalid high cost, FNMA, and/or QM points and fees findings.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		Federal Compliance - Payoff Statement Missing Miscellaneous Compliance - Prepayment Penalty Discrepancy Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing						-
3516416	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	9/XX/2006	8/XX/2006	Primary	Refinance UTD					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - Federal FACTA Disclosure Timing Test
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable (UAL State)
3515722	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.	Federal Compliance - Payoff Statement Missing Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3515836	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Home Improvement					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3515884	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3515854	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	ME	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3515849	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	UT	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
[B] State Compliance - Utah Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.

																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing State Compliance - 6% late charge exceeds 5% maximum per state UT Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided State Compliance - 6% late charge exceeds 5% maximum per state UT.						-
3516037	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	KY	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3516152	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	5/XX/2007	4/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3515864	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	3/XX/2007	2/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Missing Initial Loan Application Test						-
3515739	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	4/XX/2007	3/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Estimated HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing	Federal Compliance - HELOC Fees Used For Testing Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3515659	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OH	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

																		Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis) Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided) State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender)						-
3515991	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NM	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3515687	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	UT	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.
[B] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
[B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.

																		Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement Federal Compliance - TILA HELOC - Tax Advisor Statement Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate Federal Compliance - Federal FACTA Disclosure Timing Test						-
3515799	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3516514	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	SC	3/XX/2006	2/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided) Federal Compliance - FACTA Disclosure Missing Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties						-
3516034	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing

																						Yes	Out	TR HUD Deficiency (UAL State)
3515901	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - FACTA Disclosure Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3515496	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	6/XX/2006	6/XX/2006	Primary	Purchase					A	A	A	A	RA								-
3516671	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - Federal FACTA Disclosure Timing Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
State Compliance - Massachusetts Late Charge Percent Testing
State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Property Type Not Provided
Federal Compliance - Payoff Statement Missing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing

-
3515950	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IN	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other			Final title missing from loan file to review.		B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3515455	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	4/XX/2006	3/XX/2006	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.

																		Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - Missing Initial Loan Application Test						-
3515947	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other			Title is missing from file		B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3516541	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	8/XX/2006	7/XX/2006	Primary	Refinance UTD					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing

																						Yes	Out	TR Indeterminable (UAL State)
3516017	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OH	2/XX/2008	1/XX/2008	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
[B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

																		State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender) State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified) Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3515458	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	3/XX/2006	2/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
3516009	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	UT	11/XX/2007	10/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3515665	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NM	4/XX/2007	3/XX/2007	Primary	Purchase		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3515807	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3515968	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	11/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3515461	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	RI	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - FACTA Disclosure Missing						-
3516115	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OH	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
[B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis)
State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided)
State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender)
State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified)
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided

-
3515723	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OH	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis) State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided) State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender) Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
3515597	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OH	4/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.

																		State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis) State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided) State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender)						-
3515692	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	9/XX/2006	8/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test						-
3515808	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	4/XX/2007	3/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3515383	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	5/XX/2004	4/XX/2004	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.	Federal Compliance - Missing Initial Loan Application Test						-
3516076	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	12/XX/2007	11/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3515516	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	12/XX/2005	11/XX/2005	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - only ABA found in file was from sellers Federal Compliance - no application date was found in file and only an unsigned application was found						-
3515847	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	2/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [B] State Compliance - Texas Interest Rate <= 10% Late Charge Percent Testing: Note late charge exceeds maximum per state.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application State Compliance - Texas Interest Rate <= 10% Late Charge Percent Testing						-
3515694	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	9/XX/2006	8/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3515896	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	2/XX/2007	1/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3515452	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	3/XX/2006	2/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
3515636	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	12/XX/2006	12/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
3515530	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	12/XX/2005	11/XX/2005	Primary	Purchase					A	A	A	A	RA								-
3515649	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	6/XX/2007	5/XX/2007	Primary	Refinance Rate/Term		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		Federal Compliance - Missing Initial Loan Application No Fees Federal Compliance - Disbursement Date Missing Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing				Yes	Out	TR Indeterminable
3515382	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	1/XX/2005	12/XX/2004	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004. [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - Missing Initial Loan Application Test						-
3515993	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	7/XX/2007	6/XX/2007	Primary	Refinance Rate/Term					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.

Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing

																						Yes	Out	TR HUD Deficiency
3515699	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	10/XX/2006	10/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
3515362	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	8/XX/2007	8/XX/2007	Primary	Refinance Rate/Term					A	A	A	A	RA								-
3516543	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	9/XX/2006	8/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
[B] State Compliance - Texas Interest Rate > 10% Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[B] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

																		State Compliance - $40 or 20.3118% late charge exceeds the maximum of 5% for subordinate liens with an interest rate greater than 10% per state - TX. State Compliance - Texas Interest Rate > 10% Late Charge Percent Testing Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information) Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3515541	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	4/XX/2006	4/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3515576	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	12/XX/2005	11/XX/2005	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
3515710	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	3/XX/2007	2/XX/2007	Primary	Refinance Rate/Term					A	A	A	A	RA								-
3515794	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	4/XX/2007	3/XX/2007	Primary	Refinance Rate/Term					A	A	A	A	RA								-
3515701	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	11/XX/2006	10/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3515892	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	1/XX/2007	1/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.	Federal Compliance - Missing Initial Loan Application Test						-
3515638	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	2/XX/2007	2/XX/2007	Primary	Refinance Rate/Term					A	A	A	A	RA								-
3515695	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	8/XX/2006	7/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
3515921	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	4/XX/2007	3/XX/2007	Primary	Refinance Rate/Term		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. [B] State Compliance - Texas Interest Rate <= 10% Late Charge Percent Testing: Note late charge exceeds maximum per state.	State Compliance - The maximum allowed was greater of 5% or $7.50 with 10 day grace period, while the Note reflected the greater of 10% of the unpaid monthly payment or $40.00 in 15 day grace period. State Compliance - Per Note late fee the greater of 10% of the unpaid monthly payment or $40.00. Federal Compliance - Missing Initial Loan Application Test						-
3515713	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	1/XX/2007	12/XX/2006	Primary	Purchase		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
3515504	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	6/XX/2006	3/XX/2006	Second Home	Refinance Rate/Term					A	A	A	A	RA								-
3515859	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	3/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test						-
3515384	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	12/XX/2004	11/XX/2004	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.	Federal Compliance - Missing Initial Loan Application Test						-
3515567	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	1/XX/2006	12/XX/2005	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
3515944	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	8/XX/2007	7/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3539609	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing

-
3539611	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2006	12/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

-
3539616	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2006	12/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

																		Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3539618	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test						-
3539622	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2006	2/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

-
3539629	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

-
3539630	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

-
3539631	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	5/XX/2006	4/XX/2006	Primary	Purchase		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	Final 1003 was not provided.		B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3539632	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test

-
3539635	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Property Type Not Provided Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3539636	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CT	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3539647	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2006	4/XX/2006	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
3539651	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NV	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
General - not signed by the borrowers

-
3539652	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	7/XX/2006	6/XX/2006	Primary	Purchase					B	B	B	B	RB

[B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		State Compliance - 6% exceeds the maximum of 3% per state (MA). State Compliance - Massachusetts Late Charge Percent Testing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3539658	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

-
3539659	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - TILA HELOC - Credit Agreement Missing: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing
Federal Compliance - TILA HELOC - Credit Agreement Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

-
3539666	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2006	7/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3539670	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test

-
3539696	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test						-
3539697	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3539712	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3539722	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	4/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
3539724	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2006	10/XX/2006	Primary	Purchase					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		Federal Compliance - Missing Initial Loan Application No Fees Federal Compliance - Disbursement Date Missing Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing				Yes	Out	TR Indeterminable
3539726	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	12/XX/2006	12/XX/2006	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3539729	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	11/XX/2006	10/XX/2006	Primary	Refinance Limited Cash-out GSE					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test						-
3539735	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3539744	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	2/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3539745	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	2/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.	Federal Compliance - Missing Initial Loan Application Test						-
3539748	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3539754	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.	Federal Compliance - Missing Initial Loan Application Test						-
3539771	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	7/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3539776	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	3/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3539850	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - appraisal was not provided						-
3539853	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					C	C	C	C	RC

[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Payoff Statement Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - 6% late charge exceeds 5% maximum per state (NJ) regs.

																							In	Late Charge
3539861	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Property Type Not Provided Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3539875	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NC	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
3539890	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3539904	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NV	9/XX/2008	8/XX/2008	Primary	Refinance Rate/Term					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2008.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3540418	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2006	2/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
3540423	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2006	1/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3540435	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2006	8/XX/2006	Primary	Refinance Rate/Term		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test

-
3540456	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3540458	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2006	7/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3540461	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2006	7/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing						-
3540462	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Missing Initial Loan Application Test						-
3540478	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	10/XX/2006	10/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3540481	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2006	9/XX/2006	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3540482	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
3540484	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3540485	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2006	10/XX/2006	Primary	Purchase		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3540488	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.

																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing						-
3540490	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Missing Initial Loan Application Test						-
3540495	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

																		Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3540496	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.

																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3540497	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.

																		General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3540503	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.	Federal Compliance - Missing Initial Loan Application Test						-
3540510	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2005	7/XX/2005	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
3540511	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2006	8/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3540517	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	6/XX/2007	Primary	Purchase		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.

																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3540525	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3540528	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3540529	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Property Type Not Provided Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3540530	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing

-
3540531	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3540534	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.

																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3540554	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Payoff Statement Missing Federal Compliance - Missing Initial Loan Application Test						-
3588280	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	5/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3587953	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.

																		State Compliance - 10% late charge exceeds 6% maximum per state (CA) Federal Compliance - Disbursement Date Missing State Compliance - 10% late charge exceeds 6% maximum per state (CA) Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - FACTA Disclosure Missing						-
3589222	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL		2/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	RD		Loan File - Incomplete Loan File. Security and HUD in the loan file, unable to run compliance.				UTD	Out	Indeterminable
3587378	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3588189	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other			Missing Used origination value of $338,000 indicated in docs = Uniform Underwriting and Transmittal Summary.		B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3589224	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing State Compliance - Note late charge of 10% exceeds maximum 2% per NY State. Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3589664	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	8/XX/2006	7/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Missing Initial Loan Application Test						-
3589649	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Home Improvement					B	B	B	B	RB	[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing						-
3587462	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3586927	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CO	9/XX/2004	7/XX/2004	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing Federal Compliance - HELOC Fees Used For Testing						-
3588477	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3589151	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2006	11/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA - Final TIL Missing Federal Compliance - Missing Initial Loan Application Test						-
3586890	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	3/XX/2007	2/XX/2007	Primary	Purchase		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Missing Initial Loan Application Test						-
3588524	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589650	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA		7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	RD		Loan File - Incomplete Loan File. Security, HUD and final 1003 in the file, unable to run compliance.				UTD	Out	Indeterminable
3588423	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX.XX on a Original Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX and $XXX.XX (2007) (an overage of $XXX.XX or .XXX%). [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - FNMA Points and Fees						-
3587689	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.

																		Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test Application / Processing - Missing Document: Missing Lender's Initial 1003						-
3587595	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Home Improvement					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.

																		Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely						-
3587817	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3589216	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2007	1/XX/2007	Primary	Refinance UTD					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[B] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - Missing Initial Loan Application Test
State Compliance - 10% late charge exceeds 6% maximum per state (CA)
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
State Compliance - California Primary Residence Late Charge Percent Testing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing

																						Yes	Out	TR Indeterminable
3589293	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WI	4/XX/2007	3/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA - Final TIL Missing Federal Compliance - Missing Initial Loan Application Test						-
3588445	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	6/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Disbursement Date Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587415	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2004	11/XX/2004	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement						-
3587437	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	2/XX/2007	1/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3588778	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	12/XX/2008	11/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2008, prior to three (3) business days from transaction date of 12/XX/2008.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

																		Federal Compliance - Payoff Statement Missing Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - FACTA Disclosure Missing Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
3589111	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2007	12/XX/2006	Primary	Purchase		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA - Final TIL Missing Federal Compliance - Missing Initial Loan Application Test						-
3587266	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2006	2/XX/2006	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3589567	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	4/XX/2008	3/XX/2008	Primary	UTD UTD			Prelim and final title not found. Prelim title in Acuity dated after subject transaction.		D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						UTD	Out	Indeterminable
3587115	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.

																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing Federal Compliance - Disbursement Date Missing						-
3588585	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Credit Agreement Missing: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
[B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.

																		Federal Compliance - Unable to locate. Federal Compliance - Unable to locate. Federal Compliance - Disbursement date not provided on HUD-1. Federal Compliance - Lender's initial loan application not provided. Federal Compliance - Disbursement date not provided on HUD-1. Federal Compliance - Document not provided. Federal Compliance - Document not provided.						-
3588965	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588991	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was not executed on the proper Model Form for a refinance transaction by a creditor that is not considered the original creditor.  The G-7 or H-9 form was used instead of the G-5 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																		Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588145	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - FACTA Disclosure Missing						-
3587271	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2006	4/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3586922	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2004	4/XX/2004	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2004, prior to three (3) business days from transaction date of 05/XX/2004.

																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - HELOC Fees Used For Testing Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
3587421	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	11/XX/2006	10/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.	Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3587006	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AK	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589568	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.

																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely						-
3587286	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.

																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Disbursement Date Missing						-
3587918	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	3/XX/2007	3/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588076	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589406	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Other		[C] Mortgage / Program Eligibility - Missing Documents: Missing other financing information.: Lien Position: 1	No first lien information located in file.		B	B	B	B	RB

[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - TILA HELOC - Credit Agreement Missing: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
[B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - Missing Initial Loan Application Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement
Federal Compliance - TILA HELOC - Tax Advisor Statement Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing
Federal Compliance - TILA HELOC - Credit Agreement Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement

-
3587744	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date						-
3587682	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WI	4/XX/2007	4/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.	Federal Compliance - Missing Initial Loan Application Test						-
3587186	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2006	2/XX/2006	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely						-
3587881	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	2/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3588940	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2007	8/XX/2007	Second Home	Purchase					B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.	Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely						-
3588492	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Home Improvement					A	A	A	A	RA								-
3587853	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.	Federal Compliance - Missing Initial Loan Application Test						-
3587041	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Home Improvement					B	B	B	B	RB

[B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 07/XX/2006.

																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely State Compliance - California Primary Residence Late Charge Percent Testing Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
3587135	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3586994	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.	Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3588284	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	5/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587748	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	7/XX/2007	5/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB		Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3588533	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	10/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Home Improvement					B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.	Federal Compliance - TILA HELOC - Important Terms Disclosure Missing Federal Compliance - HELOC Fees Used For Testing Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3587987	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
3588910	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2007	8/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3588592	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587389	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
[B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement Federal Compliance - TILA HELOC - Tax Advisor Statement Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - HELOC Fees Used For Testing						-
3589048	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	3/XX/2008	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - Federal FACTA Disclosure Timing Test						-
3588817	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3587842	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3587397	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3587944	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	4/XX/2007	1/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587948	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OR	5/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589125	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3589330	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MO	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test

-
3587163	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3588813	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	8/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other			missing evidence of title		B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587206	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
3587279	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FACTA Disclosure Missing						-
3589144	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA			Primary	Purchase					D	D	D	D	RD		Loan File - Incomplete Loan File. Security and HUD in the loan file, unable to run compliance.				UTD	Out	Indeterminable
3587048	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Other			No evidence of title was provided.		B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.

																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
3588272	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
3588629	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	7/XX/2007	Primary	Refinance Rate/Term					A	A	A	A	RA								-
3587641	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	2/XX/2007	Primary	Refinance Rate/Term					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing

																						Yes	Out	TR HUD Deficiency
3588847	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely						-
3589834	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	4/XX/2007	UTD	UTD UTD					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - nothing to add. comment required
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						UTD	Out	Indeterminable
3589542	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2005	11/XX/2005	Primary	Refinance UTD					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable
3587097	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	5/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.

																		Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing						-
3587291	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OR	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Application / Processing - Missing Document: Missing Lender's Initial 1003						-
3588468	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	5/XX/2007	Investment	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.	State Compliance - Late charge not allowed per state (CA) - max late charge for CA is 6% - note states 10% Federal Compliance - FACTA Disclosure Missing Federal Compliance - Missing Initial Loan Application Test						-
3588338	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NV	6/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.	Federal Compliance - Missing Initial Loan Application Test						-
3588229	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	7/XX/2007	6/XX/2007	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely						-
3589061	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	RD		Loan File - Incomplete Loan File. Security and HUD in the file, unable to run compliance.				UTD	Out	Indeterminable
3588640	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Missing Initial Loan Application Test						-
3587663	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	3/XX/2007	8/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing						-
3587515	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3586959	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	DC	10/XX/2005	9/XX/2005	Primary	Purchase					A	A	A	A	RA								-
3587238	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2006	6/XX/2006	Primary	Purchase					A	A	A	A	RA								-
3589098	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA		12/XX/2006	Primary	Refinance Rate/Term					D	D	D	D	RD		Loan File - Incomplete Loan File. Security and HUD in the file, unable to run compliance.				UTD	Out	Indeterminable
3587076	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587167	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	7/XX/2006	6/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Missing Initial Loan Application Test						-
3588630	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.

																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3588249	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	6/XX/2007	5/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588438	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588617	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
3588580	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	HI	10/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3587420	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.

																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely						-
3589462	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2007	1/XX/2007	Primary	UTD UTD					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Property Type Not Provided
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						UTD	Out	Indeterminable
3588823	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	8/XX/2007	7/XX/2007	Primary	Refinance Rate/Term					A	A	A	A	RA								-
3588559	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588551	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2007	8/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3587518	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
3589303	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
Application / Processing - Missing Document: Missing Lender's Initial 1003

-
3587117	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.

																		Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing Federal Compliance - HELOC Fees Used For Testing Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing						-
3587234	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3588784	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	6/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587824	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
3589699	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MI	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided) Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3589368	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CT	1/XX/2008	12/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Property Type Not Provided
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

-
3587539	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2006	12/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.

																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
3589565	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	4/XX/2007	3/XX/2007	UTD	Refinance UTD					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable
3587912	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587100	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AL	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
3589203	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	12/XX/2006	11/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA - Final TIL Missing Federal Compliance - Missing Initial Loan Application Test						-
3587255	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing
Federal Compliance - Federal FACTA Disclosure Timing Test
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing

-
3587818	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - FACTA Disclosure Missing						-
3586882	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	HI	3/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3587574	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3588220	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	DE	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB		Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3587796	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	3/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588070	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	4/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3586925	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2004	7/XX/2004	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.	Federal Compliance - TILA HELOC - Important Terms Disclosure Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3588894	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement) State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3587543	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - Credit Agreement Missing: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement
Federal Compliance - HELOC Fees Used For Testing
Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Federal Compliance - TILA HELOC - Credit Agreement Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Application / Processing - Additional application in file but not signed nor dated. Can't determine if it's the initial

-
3587839	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WI	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
3588603	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			all title policies are missing		B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3588554	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	10/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
3588688	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date						-
3587289	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	5/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s).	Federal Compliance - TILA HELOC - Credit Agreement Not Signed						-
3588319	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CO	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] State Compliance - Colorado Consumer Credit Code (Co-Signer Disclosure Not Provided): Colorado Consumer Credit Code: Co-signer/guarantor signed the security instrument without receiving a written notice that informs them of their obligations under the loan.
[B] State Compliance - Colorado Consumer Credit Code (Choice of Insurance and Cost of Insurance Disclosure Not Provided): Colorado Consumer Credit Code:  Borrower not provided a written statement setting forth the cost of homeowners insurance if obtained from lender and that borrower may choose insurance provider.
[B] State Compliance - Colorado Consumer Credit Code (TILA and Reg Z Disclosures Not Provided): Colorado Consumer Credit Code:  Lender did not provide all TILA and Reg. Z disclosures (even for loan class exempt from TILA requirements).
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																		State Compliance - Colorado Consumer Credit Code (TILA and Reg Z Disclosures Not Provided) State Compliance - Colorado Consumer Credit Code (Choice of Insurance and Cost of Insurance Disclosure Not Provided) State Compliance - Colorado Consumer Credit Code (Co-Signer Disclosure Not Provided) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3586997	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587815	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	5/XX/2007	4/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587380	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.

																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - FACTA Disclosure Missing						-
3589336	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Disbursement Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Federal FACTA Disclosure Timing Test
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

-
3589271	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX										D	D	D	D	RD		Loan File - Incomplete Loan File. No compliance documents in the loan file.				UTD	Out	Indeterminable
3587314	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	9/XX/2006	8/XX/2006	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
[B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
[B] Federal Compliance - Incorrect Right To Cancel Form Used -G-6 used on a Purchase HELOC Transaction: Truth in Lending Act: Notice of Right to Cancel was executed on a form that is required prior to each transaction, rather than at account opening. Unable to confirm that this Notice was provided prior to each transaction.

																		Federal Compliance - Incorrect Right To Cancel Form Used -G-6 used on a Purchase HELOC Transaction Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement Federal Compliance - TILA HELOC - Tax Advisor Statement Missing Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - HELOC Fees Used For Testing Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
3587823	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589379	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Disbursement Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
State Compliance - New York Late Charge Percent Testing
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Property Type Not Provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

-
3588004	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.

																		Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3588351	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.

																		Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - Tax Advisor Statement Missing Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely						-
3587342	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	1/XX/2007	1/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3586993	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CO	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing						-
3587107	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely						-
3588607	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587139	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	5/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3587183	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		Federal Compliance - Acknowledged Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - HELOC Fees Used For Testing Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3586914	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2005	1/XX/2005	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing	Federal Compliance - HELOC Fees Used For Testing						-
3589775	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	1/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Right of Rescission Timing - Receipt Date Missing						-
3588464	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NC	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588732	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.

																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3587216	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

																		Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - Federal FACTA Disclosure Timing Test						-
3587427	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NH	10/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.

																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely						-
3589458	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2006	10/XX/2006	UTD	UTD UTD					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[B] Federal Compliance - TILA HELOC - Credit Agreement Missing: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower
[B] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Unable to determine if borrower was provided HELOC Brochure due to missing information.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Unable to determine if borrower was provided HELOC Important Terms disclosure due to missing information.
[B] Federal Compliance - TILA HELOC - Credit Plan with Index That Cannot be Obtained by Borrower: Unable to test Index due to missing information.
[B] Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: Unable to test non refundable fee due to missing information.
[B] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
[B] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Unable to test tax advisor statement due to missing information.
[B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Unable to test terms change due to missing information.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - RTC is not signed.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - TILA HELOC - Tax Advisor Statement Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - Credit Agreement Missing
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Property Type Not Provided
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement
Federal Compliance - TILA HELOC - Tax Advisor Statement Missing
Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure
Federal Compliance - TILA HELOC - Credit Plan with Index That Cannot be Obtained by Borrower
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing
Federal Compliance - TILA HELOC - Credit Agreement Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Application / Processing - Missing Document: Missing Lender's Initial 1003
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						UTD	Out	Indeterminable
3588349	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MO	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3588181	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CO	7/XX/2007	1/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] State Compliance - Colorado Consumer Credit Code (Co-Signer Disclosure Not Provided): Colorado Consumer Credit Code: Co-signer/guarantor signed the security instrument without receiving a written notice that informs them of their obligations under the loan. [B] State Compliance - Colorado Consumer Credit Code (Choice of Insurance and Cost of Insurance Disclosure Not Provided): Colorado Consumer Credit Code: Borrower not provided a written statement setting forth the cost of homeowners insurance if obtained from lender and that borrower may choose insurance provider.	State Compliance - Colorado Consumer Credit Code (Choice of Insurance and Cost of Insurance Disclosure Not Provided) State Compliance - Colorado Consumer Credit Code (Co-Signer Disclosure Not Provided)						-
3587284	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	5/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing	Federal Compliance - HELOC Fees Used For Testing						-
3589466	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	6/XX/2007	Primary	UTD UTD					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Right of Rescission was not provided.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						UTD	Out	Indeterminable
3587624	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	7/XX/2007	5/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3587357	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	2/XX/2007	1/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3587411	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.

																		Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
3588983	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3588512	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FACTA Disclosure Missing						-
3587259	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date						-
3587878	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

																		Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties Federal Compliance - Final TIL Finance Charge Under Disclosed State Compliance - New York Late Charge Percent Testing State Compliance - New York Late Charge Grace Period Testing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing State Compliance - Late charge of 10% exceeds state (NY) limit of 2%.						-
3587601	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3587545	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	3/XX/2007	1/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3588102	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	5/XX/2007	4/XX/2007	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - HELOC Fees Used For Testing						-
3587889	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	ID	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588034	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587345	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	1/XX/2007	7/XX/2006	Primary	Purchase					B	B	B	B	RB		Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3586943	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CO	6/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3589267	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		State Compliance - 10% late charge exceeds 6% maximum per state (CA). Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing State Compliance - 10% late charge exceeds 6% maximum per state (CA). Federal Compliance - Missing Initial Loan Application Test						-
3588276	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - There are 2 RTC's in file and both have an expiration date of 05/XX/01
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing

																						Yes	Out	TR HUD Deficiency
3589673	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA		8/XX/2006	Primary	Refinance Cash-out - Other					D	D	D	D	RD		Loan File - Incomplete Loan File. Security and final 1003 in the file, unable to run compliance.				UTD	Out	Indeterminable
3587267	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3589454	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2006	7/XX/2006	UTD	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
Federal Compliance - Blank RTC in file.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable
3587178	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	HI	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - HELOC Fees Used For Testing Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3587189	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.

																		Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided				Yes	Out	TR Indeterminable
3588286	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.

																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3587986	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NH	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
3587544	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2006	12/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.

																		Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588595	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	12/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589148	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	11/XX/2006	10/XX/2006	Primary	Purchase					D	D	D	D	RD

[C] Federal Compliance - (Missing Data) Late Charge: Late Charge Type was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - (Missing Data) Late Charge
Closing / Title - Missing Document: Note - Subject Lien not provided

																						No	In	TNR Testing Not Required
3587618	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	4/XX/2007	3/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3587057	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OH	3/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely						-
3587098	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	4/XX/2006	3/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Miscellaneous Compliance - Initial TIL not provided Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Missing Initial Loan Application Test						-
3587800	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	4/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589052	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																		State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement) State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3587236	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587882	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WI	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)						-
3589606	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2006	10/XX/2006	Primary	Refinance UTD					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Disbursement Date Missing
Federal Compliance - Missing Final HUD-1:  GFE Used For Fee Testing

																						Yes	Out	TR Indeterminable
3588873	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CO	8/XX/2007	7/XX/2007	Primary	Purchase					B	B	B	B	RB

[B] State Compliance - Colorado Home Loan (Ability to Repay not Verified): Colorado Home Loan (HB1322):  Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - Colorado Consumer Credit Code (Balloon Feature): Colorado Consumer Credit Code: Borrower not provided with notice of right to refinance balloon payment.
[B] State Compliance - Colorado Consumer Credit Code (Co-Signer Disclosure Not Provided): Colorado Consumer Credit Code: Co-signer/guarantor signed the security instrument without receiving a written notice that informs them of their obligations under the loan.
[B] State Compliance - Colorado Consumer Credit Code (Choice of Insurance and Cost of Insurance Disclosure Not Provided): Colorado Consumer Credit Code:  Borrower not provided a written statement setting forth the cost of homeowners insurance if obtained from lender and that borrower may choose insurance provider.
[B] State Compliance - Colorado Consumer Credit Code (TILA and Reg Z Disclosures Not Provided): Colorado Consumer Credit Code:  Lender did not provide all TILA and Reg. Z disclosures (even for loan class exempt from TILA requirements).
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
State Compliance - Colorado Consumer Credit Code (TILA and Reg Z Disclosures Not Provided)
State Compliance - Colorado Consumer Credit Code (Choice of Insurance and Cost of Insurance Disclosure Not Provided)
State Compliance - Colorado Consumer Credit Code (Co-Signer Disclosure Not Provided)
State Compliance - Colorado Consumer Credit Code (Balloon Feature)
State Compliance - Colorado Home Loan (Ability to Repay not Verified)

-
3588741	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	12/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3589453	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing RTC.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable
3588852	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3589122	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL		12/XX/2006	Investment	Refinance Cash-out - Other					D	D	D	D	RD		Loan File - Incomplete Loan File. Security, 1003's and HUD in the loan file, unable to run compliance.				UTD	Out	Indeterminable
3588620	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
3588721	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NC	11/XX/2007	11/XX/2007	Investment	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.	Federal Compliance - Disbursement Date Missing						-
3586965	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2005	11/XX/2005	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3586980	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2004	6/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004.

																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely						-
3589607	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	2/XX/2005	1/XX/2005	Primary	UTD UTD					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing

																						UTD	Out	Indeterminable
3587120	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.

																		Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
3587529	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	ID	10/XX/2006	9/XX/2006	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely						-
3587615	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3588986	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test						-
3587058	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	12/XX/2005	11/XX/2005	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
3588865	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	7/XX/2007	Primary	Purchase					C	C	C	C	RC		Closing / Title - Disbursement date is 07/XX/2007 and the final Til signature date is 07/XX/2007 but the sent date is 07/XX/2007.				Tested	In	TR Tested
3589725	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.

																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Missing Initial Loan Application Test						-
3587351	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	11/XX/2006	10/XX/2006	Primary	Purchase					A	A	A	A	RA								-
3588320	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	7/XX/2007	Second Home	Purchase					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - FACTA Disclosure Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587025	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	2/XX/2006	1/XX/2006	Primary	Purchase					A	A	A	A	RA								-
3587387	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3587390	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WI	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3588752	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2008	12/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

																		Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FACTA Disclosure Missing						-
3589780	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3588306	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3588075	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OR	4/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589455	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Notice of Right to Cancel Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Federal Compliance - Federal FACTA Disclosure Timing Test
Federal Compliance - Signature missing.
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable
3588773	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	8/XX/2008	8/XX/2008	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing
Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely
Closing / Title - Missing Document: Note - Subject Lien not provided

																						Yes	Out	TR Note Deficiency
3588425	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely						-
3589039	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MO	1/XX/2008	11/XX/2007	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																		Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FACTA Disclosure Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
3587660	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	3/XX/2007	2/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3588042	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.

																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided State Compliance - Late charge not allowed per state (MD) - max late charge for MD is 5% - note states 6% Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
3587047	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3587862	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB

[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement						-
3588261	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OR	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587996	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
3588419	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	8/XX/2007	8/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587024	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2006	2/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3589372	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2008	12/XX/2007	UTD	Refinance UTD		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - FACTA Disclosure Missing
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

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3589415	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	5/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Document missing.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable
3588302	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Home Improvement					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588161	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OR	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																		Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589040	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	HI	12/XX/2007	12/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3588441	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)						-
3588765	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2008	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587513	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX				Investment	UTD UTD					D	D	D	D	RD		Loan File - Incomplete Loan File. No compliance documents in the loan file.				UTD	Out	Indeterminable
3589726	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.

																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing						-
3589265	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	3/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - 10% late charge exceeds 5% maximum per state MD. State Compliance - 10% late charge exceeds 5% maximum per state MD. Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA - Final TIL Missing Federal Compliance - Missing Initial Loan Application Test						-
3588987	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	10/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.

																		Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3589380	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Property Type Not Provided
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Application / Processing - Missing Document: Missing Lender's Initial 1003

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3588792	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.	Federal Compliance - Missing Initial Loan Application Test						-
3588037	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	4/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3587034	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - HELOC Fees Used For Testing Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely						-
3588135	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587572	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.	Federal Compliance - Missing Initial Loan Application Test						-
3589361	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Federal FACTA Disclosure Timing Test

-
3588184	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	7/XX/2007	7/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - Federal FACTA Disclosure Timing Test						-
3587871	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3588840	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588546	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	9/XX/2007	8/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588456	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588558	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - FACTA Disclosure Missing						-
3587023	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	4/XX/2006	3/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
3587109	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2006	3/XX/2006	Investment	Refinance Cash-out - Home Improvement					A	A	A	A	RA								-
3587050	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	1/XX/2006	11/XX/2005	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3589127	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3589212	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2006	10/XX/2006	Primary	Purchase			Missing Evidence of Title		D	D	D	D	RD

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - FACTA Disclosure Missing
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - No GFEs
Closing / Title - Note missing, pulled as much info from Final 1003, sec. inst. and other docs in file

																						Yes	Out	TR Note Deficiency
3589640	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2006	7/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided State Compliance - Late charge not allowed per state (CA) - max allowed per CA is 6% - note states 10%. Federal Compliance - TILA - Final TIL Missing Federal Compliance - Missing Initial Loan Application Test						-
3589656	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	6/XX/2006	5/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3586949	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	HI	6/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.

																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely						-
3587552	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3588548	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3588353	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588707	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	10/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588714	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.

																		Federal Compliance - Disbursement Date Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - Federal FACTA Disclosure Timing Test Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date						-
3587116	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3588079	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

																		Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3588626	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3589067	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2006	10/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - FACTA Disclosure Missing Federal Compliance - TILA - Final TIL Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3587122	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
3587828	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	4/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3588209	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3586918	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2005	1/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3587301	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	5/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
3587400	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2006	7/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

																		Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test						-
3587443	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MO	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3587820	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587454	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	2/XX/2007	2/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3588511	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.	Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely Federal Compliance - FACTA Disclosure Missing						-
3587008	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	9/XX/2005	9/XX/2005	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.	Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement						-
3588297	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587834	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587412	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587052	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	12/XX/2005	11/XX/2005	Primary	Purchase					A	A	A	A	RA								-
3587985	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3586919	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	3/XX/2005	2/XX/2005	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing	Federal Compliance - HELOC Fees Used For Testing						-
3587369	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	2/XX/2007	Primary	Purchase					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.

																		Federal Compliance - Disbursement Date Missing Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing				Yes	Out	TR Indeterminable
3588534	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB		Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3587113	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.	Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely						-
3587930	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3589826	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	6/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation Federal Compliance - Missing Initial Loan Application Test						-
3588898	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	8/XX/2007	7/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test						-
3587399	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	11/XX/2006	Primary	Purchase					A	A	A	A	RA								-
3589348	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

-
3588763	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	DC	2/XX/2008	2/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - Impermissible Demand Feature: Truth in Lending Act (HELOC): HELOC Mortgage loan contains an impermissible demand feature.
[B] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
[B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Unable to test terms change due to missing information.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																		Federal Compliance - TILA HELOC - Tax Advisor Statement Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement Federal Compliance - TILA HELOC - Impermissible Demand Feature Application / Processing - Missing Document: Missing Lender's Initial 1003						-
3587152	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB		Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3589193	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	6/XX/2006	5/XX/2006	Primary	Purchase					D	D	D	D	RD		Loan File - Incomplete Loan File. Security and HUD in the file, unable to run compliance.				UTD	Out	Indeterminable
3587458	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CO	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] State Compliance - Colorado Consumer Credit Code (Co-Signer Disclosure Not Provided): Colorado Consumer Credit Code: Co-signer/guarantor signed the security instrument without receiving a written notice that informs them of their obligations under the loan.
[B] State Compliance - Colorado Consumer Credit Code (Choice of Insurance and Cost of Insurance Disclosure Not Provided): Colorado Consumer Credit Code:  Borrower not provided a written statement setting forth the cost of homeowners insurance if obtained from lender and that borrower may choose insurance provider.
[B] State Compliance - Colorado Consumer Credit Code (TILA and Reg Z Disclosures Not Provided): Colorado Consumer Credit Code:  Lender did not provide all TILA and Reg. Z disclosures (even for loan class exempt from TILA requirements).
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.

State Compliance - Colorado Consumer Credit Code (TILA and Reg Z Disclosures Not Provided)
State Compliance - Colorado Consumer Credit Code (Choice of Insurance and Cost of Insurance Disclosure Not Provided)
State Compliance - Colorado Consumer Credit Code (Co-Signer Disclosure Not Provided)
Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing

-
3588846	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CO	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Home Improvement					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587781	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	2/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3588278	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587215	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.

																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date						-
3588010	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OR	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587836	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3588128	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.	Federal Compliance - Missing Initial Loan Application Test						-
3589210	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	2/XX/2007	1/XX/2007	Second Home	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3587702	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	5/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.

																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely						-
3588856	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	8/XX/2007	7/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589247	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	3/XX/2007	Primary	Purchase		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	RB	[B] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state.	State Compliance - 10% fee exceeds the 6% maximum per state (CA). State Compliance - State Late Charge Percentage Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3589374	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NC	2/XX/2008	1/XX/2008	Primary	Refinance Rate/Term					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - Federal FACTA Disclosure Timing Test
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

-
3588396	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date						-
3588665	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	7/XX/2007	6/XX/2007	Second Home	Purchase					B	B	B	B	RB

[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
3588850	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588968	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589201	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX		5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	RD		Loan File - Incomplete Loan File. Security and HUD in the file, unable to run compliance.				UTD	Out	Indeterminable
3587658	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	2/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3587250	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Home Improvement					B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.	Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely						-
3587610	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Federal FACTA Disclosure Timing Test						-
3588650	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	7/XX/2007	6/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3588404	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NH	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3588382	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587010	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	11/XX/2005	11/XX/2005	Investment	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
3589288	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	5/XX/2007	4/XX/2007	Primary	Purchase					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing

																						No	In	TNR Testing Not Required
3588586	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3587277	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																		Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587084	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	12/XX/2005	12/XX/2005	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3587733	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	4/XX/2007	2/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3589369	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	1/XX/2008	12/XX/2007	UTD	Refinance Cash-out - Other		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.

Federal Compliance - Final TIL Estimated
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Initial Loan Application Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

-
3589417	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Document missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable
3587432	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	1/XX/2007	1/XX/2007	Primary	Refinance Rate/Term					A	A	A	A	RA								-
3587182	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2006	7/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3588277	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587083	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely

-
3588288	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3589266	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing State Compliance - California Primary Residence Late Charge Percent Testing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided State Compliance - The maximum late charge for California is 6%. The maximum under the terms of the Note is 10%.						-
3588312	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.	State Compliance - Late charge not allowed per state (CA) - max late charge for CA is 6% - note states 10% State Compliance - Late charge not allowed per state (CA) - max late charge for CA is 6% - note states 10%. Federal Compliance - Missing Initial Loan Application Test						-
3587873	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2006	12/XX/2006	Primary	Purchase					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[B] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.

Miscellaneous Compliance - Initial TIL not provided
State Compliance - California Primary Residence Late Charge Percent Testing
Federal Compliance - Disbursement Date Missing
State Compliance - State Late Charge Percentage
Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing

																						Yes	Out	TR Indeterminable
3588376	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - FACTA Disclosure Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3587078	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	1/XX/2006	12/XX/2005	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587358	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NC	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3587436	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2007	1/XX/2007	Second Home	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.	Federal Compliance - FACTA Disclosure Missing Federal Compliance - Missing Initial Loan Application Test						-
3588170	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587367	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	4/XX/2007	3/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - Federal FACTA Disclosure Timing Test						-
3587757	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	6/XX/2006	5/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
3586978	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3586915	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2004	11/XX/2004	Primary	Purchase		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.	Federal Compliance - Missing Initial Loan Application Test						-
3587841	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Minnesota Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		State Compliance - Maximum late charge allowed for MN is 5% State Compliance - Minnesota Late Charge Percent and Amount Testing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3587326	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.

																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - HELOC Fees Used For Testing Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
3589360	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	12/XX/2007	11/XX/2007	UTD	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Federal FACTA Disclosure Timing Test
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
General Appraisal Requirements - No appraisal or stated value in the file.

-
3588861	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CO	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Home Improvement					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589031	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3588374	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3588809	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date						-
3588111	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2007	4/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587187	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	4/XX/2006	3/XX/2006	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.

																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement						-
3587654	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2007	3/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3589091	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2006	11/XX/2006	Primary	Refinance Streamlined					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[B] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
State Compliance - California Primary Residence Late Charge Percent Testing
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
State Compliance - 10% late charge exceeds the 6% limit per state (CA) regs.
Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing

																						Yes	Out	TR Indeterminable
3587108	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.

																		Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
3587775	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CO	3/XX/2007	3/XX/2007	Primary	Purchase					B	B	B	B	RB

[B] State Compliance - Colorado Consumer Credit Code (Co-Signer Disclosure Not Provided): Colorado Consumer Credit Code: Co-signer/guarantor signed the security instrument without receiving a written notice that informs them of their obligations under the loan.
[B] State Compliance - Colorado Consumer Credit Code (Choice of Insurance and Cost of Insurance Disclosure Not Provided): Colorado Consumer Credit Code:  Borrower not provided a written statement setting forth the cost of homeowners insurance if obtained from lender and that borrower may choose insurance provider.
[B] State Compliance - Colorado Consumer Credit Code (Second Lien Credit Score Disclosure Not Provided): Colorado Consumer Credit Code: Credit Score disclosure not provided to borrower.
[B] State Compliance - Colorado Consumer Credit Code (Daily Simple Interest Disclosure Not Provided): Colorado Consumer Credit Code: Disclosure not provided to borrower for payments credited after the due date based on date of receipt rather than payment due date.
[B] State Compliance - Colorado Consumer Credit Code (TILA and Reg Z Disclosures Not Provided): Colorado Consumer Credit Code:  Lender did not provide all TILA and Reg. Z disclosures (even for loan class exempt from TILA requirements).
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.

																		Federal Compliance - Missing Initial Loan Application Test State Compliance - Colorado Consumer Credit Code (TILA and Reg Z Disclosures Not Provided) State Compliance - Colorado Consumer Credit Code (Daily Simple Interest Disclosure Not Provided) State Compliance - Colorado Consumer Credit Code (Second Lien Credit Score Disclosure Not Provided) State Compliance - Colorado Consumer Credit Code (Choice of Insurance and Cost of Insurance Disclosure Not Provided) State Compliance - Colorado Consumer Credit Code (Co-Signer Disclosure Not Provided)						-
3586942	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	6/XX/2005	5/XX/2005	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.	Federal Compliance - Missing Initial Loan Application Test						-
3588914	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	10/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3588435	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing

																						Yes	Out	TR HUD Deficiency
3587368	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	3/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3589128	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test						-
3587668	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	3/XX/2007	Primary	Purchase					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.

																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing				Yes	Out	TR Indeterminable
3586990	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					C	C	C	C	RC

[C] State Compliance - Georgia Home Loan (Fee Charged for Payoff Statement): Georgia Home Loan: Impermissible fee charged for payoff statement.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Payoff Statement Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Federal Compliance - Federal FACTA Disclosure Timing Test
State Compliance - Georgia Home Loan (Fee Charged for Payoff Statement)

																							Out	State - NC
3587680	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	3/XX/2007	3/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.	Federal Compliance - Missing Initial Loan Application Test						-
3587480	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589063	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test						-
3589498	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	8/XX/2005	7/XX/2005	UTD	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - There is no RTC in the file.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Property Type Not Provided
Federal Compliance - Payoff Statement Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable
3587991	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.

																		Federal Compliance - Disbursement Date Missing Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing				Yes	Out	TR Indeterminable
3586934	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	3/XX/2007	3/XX/2007	Investment	Refinance Cash-out - Other					A	A	A	A	RA								-
3586964	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	12/XX/2005	9/XX/2005	Primary	Refinance Rate/Term					A	A	A	A	RA								-
3587982	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	HI	5/XX/2007	4/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587290	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588572	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	9/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

																		Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing				Yes	Out	TR HUD Deficiency
3587114	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WI	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
3589745	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3587101	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
3587606	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NH	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test						-
3587950	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	HI	5/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3587011	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2006	12/XX/2005	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
3588834	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX.XX on a Original Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX and $XXX.XX (2007) (an overage of $XXX.XX or .XXX%).	Federal Compliance - FNMA Points and Fees						-
3588488	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	4/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state. [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. State Compliance - Late charge not allowed per state (CA) - max late charge for CA is 6% - note states 10%. Federal Compliance - Disbursement Date Missing						-
3589686	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		Federal Compliance - Payoff Statement Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing						-
3588575	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3589198	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	6/XX/2006	5/XX/2006	Primary	Refinance Rate/Term					D	D	D	D	RD		Loan File - Incomplete Loan File. Security, HUD and final 1003 in the file, unable to run compliance.				UTD	Out	Indeterminable
3588843	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CO	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588860	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	UT	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
3588662	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MO	1/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Missing Initial Loan Application Test						-
3587137	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	3/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB		Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3588697	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3588109	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	5/XX/2007	4/XX/2007	Primary	Refinance Limited Cash-out GSE					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3588066	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Disbursement Date Missing
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing

																						Yes	Out	TR HUD Deficiency
3587095	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3589636	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CO	6/XX/2006	5/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3587352	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2007	1/XX/2007	Primary	Refinance Rate/Term		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	Homestead clause not in body of security instrument Missing title		D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Federal FACTA Disclosure Timing Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing

																						Yes	Out	TR Indeterminable
3588273	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	5/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other			Missing both prelim and final title evidence		B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588730	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	11/XX/2007	10/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FACTA Disclosure Missing						-
3588132	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	6/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588373	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587706	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	6/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Application / Processing - Missing Document: Missing Lender's Initial 1003						-
3587691	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	2/XX/2007	Primary	Purchase					D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing.	Federal Compliance - Missing Final HUD-1: GFE Used For Fee Testing				Yes	Out	TR Indeterminable
3588098	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WI	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3589142	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3587496	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MI	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																		State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely) Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) Federal Compliance - Missing Initial Loan Application Test						-
3587814	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	4/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
3588236	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	KY	3/XX/2007	2/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.	Federal Compliance - Missing Initial Loan Application Test						-
3588821	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WI	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589277	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OR	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[C] Federal Compliance - (Missing Data) Late Charge: Late Charge Type was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - (Missing Data) Late Charge
Closing / Title - Missing Document: Note - Subject Lien not provided

																						Yes	Out	TR Note Deficiency
3588907	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WI	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3589296	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	3/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		Federal Compliance - TILA - Final TIL Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3588893	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.

																		Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FACTA Disclosure Missing						-
3587720	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	4/XX/2007	Primary	Purchase					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		Federal Compliance - Missing Initial Loan Application No Fees Federal Compliance - Disbursement Date Missing Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing				Yes	Out	TR Indeterminable
3588990	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2007	10/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588044	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
[B] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of less than ten (10) days.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.

																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Disbursement Date Missing Federal Compliance - Final TIL Finance Charge Under Disclosed State Compliance - Georgia Home Loan (Late Charge) Federal Compliance - Missing Initial Loan Application Test State Compliance - 6% exceeds maximum 5% per state (GA).						-
3587031	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MI	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX.XX on a Original Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX and $XXX.XX (2007) (an overage of $XXX.XX or .XXX%).
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																		State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided) Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - FNMA Points and Fees Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3587667	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WI	5/XX/2007	4/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3589205	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	ID	3/XX/2007	2/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX.XX on a Original Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX and $XXX.XX (2007) (an overage of $XXX.XX or .XXX%).
[B] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided) Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FNMA Points and Fees Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3587060	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2005	11/XX/2005	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
3588031	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	6/XX/2007	6/XX/2007	Primary	Refinance Rate/Term					A	A	A	A	RA								-
3588787	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	4/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3589123	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2007	12/XX/2006	Primary	Purchase					D	D	D	D	RD		Loan File - Incomplete Loan File. Security, HUD and Final 1003 in the file, unable to run compliance.				UTD	Out	Indeterminable
3588982	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	10/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
3587035	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CT	8/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3588878	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
3589228	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing

																						Yes	Out	TR Indeterminable
3589609	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2007	10/XX/2007	Primary	Purchase					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing

																						Yes	Out	TR Indeterminable
3587857	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3588932	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Unable to determine if borrower was provided HELOC Important Terms disclosure due to missing information.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																		Federal Compliance - TILA HELOC - Important Terms Disclosure Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - Payoff Statement Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587786	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589384	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	5/XX/2008	4/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
State Compliance - New York Late Charge Percent Testing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - Federal FACTA Disclosure Timing Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

-
3588410	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	6/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3588513	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2007	7/XX/2007	Primary	Purchase					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing

																						Yes	Out	TR Indeterminable
3589178	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	2/XX/2007	1/XX/2007	Primary	Refinance Rate/Term					D	D	D	D	RD

[C] Federal Compliance - (Missing Data) Late Charge: Late Charge Type was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - (Missing Data) Late Charge
Closing / Title - Missing Document: Note - Subject Lien not provided

																						Yes	Out	TR Note Deficiency
3587391	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	7/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3588539	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date						-
3588587	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NH	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589028	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	11/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - FACTA Disclosure Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588480	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing

																						Yes	Out	TR HUD Deficiency
3588998	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IN	11/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
3589601	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - FACTA Disclosure Missing
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
General - Document provided but is not signed
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing

																						Yes	Out	TR Indeterminable
3588793	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OR	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3588904	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2007	8/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587843	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	4/XX/2007	4/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589321	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NM	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.

Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Payoff Statement Missing
Federal Compliance - Missing Initial Loan Application Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

-
3587365	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WI	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX.XX on a Original Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX and $XXX.XX (2007) (an overage of $XXX.XX or .XXX%).	Federal Compliance - FNMA Points and Fees Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3588470	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	4/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state.	State Compliance - Late charge of 10% exceeds 6% maximum per state (CA) State Compliance - Late charge of 10% exceeds 6% maximum per state (CA)						-
3587867	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
3587690	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	Security instrument does not contain the Homestead Waiver clause		D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing				Yes	Out	TR Indeterminable
3587676	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	5/XX/2007	4/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3587439	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2007	1/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3588460	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	UT	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Home Improvement					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing				Yes	Out	TR HUD Deficiency (UAL State)
3587237	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2006	6/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588645	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
3589794	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing

-
3588801	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Title documents missing		B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.

																		Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
3588928	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587546	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test						-
3588905	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NV	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Title policy is incomplete.		B	B	B	B	RB

[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																		Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589788	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NC	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Property Type Not Provided
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

-
3588901	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3587449	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AK	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - Missing Initial Loan Application Test						-
3587446	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3587761	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	DE	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
3588240	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	5/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3588416	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3586898	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	5/XX/2004	4/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. [B] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.	Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely						-
3587487	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3588636	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CO	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Federal FACTA Disclosure Timing Test
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing

																						Yes	Out	TR HUD Deficiency
3589221	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	RI	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					C	C	C	C	RC

[C] State Compliance - Rhode Island Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.
[C] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide): Rhode Island Home Loan: No documentation in loan file to confirm third party fees listed on the HUD-1.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - FACTA Disclosure Missing
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Payoff Statement Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide)
State Compliance - Rhode Island Tangible Net Benefit Test

																							Out	State - NC
3588569	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	9/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX.XX on a Original Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX and $XXX.XX (2007) (an overage of $XXX.XX or .XXX%).

																		Federal Compliance - FNMA Points and Fees Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing				Yes	Out	TR HUD Deficiency
3588434	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing

																						Yes	Out	TR HUD Deficiency
3588428	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	7/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589625	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	UT	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3589001	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WI	11/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587377	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2006	12/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587278	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date						-
3587723	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NV	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3587585	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.

																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing				Yes	Out	TR HUD Deficiency
3588733	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CT	12/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3589226	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CO	3/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3586883	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Purchase					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		Federal Compliance - Missing Initial Loan Application No Fees Federal Compliance - Disbursement Date Missing Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing				Yes	Out	TR Indeterminable
3588437	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)						-
3589059	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test						-
3589777	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NC	4/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] State Compliance - North Carolina Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	State Compliance - Grace period not allowed per state (NC) - min grace period for NC is 15 days - note states 10 days Federal Compliance - Property Type Not Provided Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3588028	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3588196	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	7/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.	Federal Compliance - Missing Initial Loan Application Test						-
3588097	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587473	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	12/XX/2006	11/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing						-
3587479	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CT	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3589793	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Property Type Not Provided
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

-
3587328	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MI	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.

																		State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely) Federal Compliance - Missing Initial Loan Application Test						-
3589255	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided State Compliance - 10% late charge exceeds the 3% maximum per state of MA. Federal Compliance - Notice of Right to Cancel Missing State Compliance - 10% late charge exceeds the 3% maximum per state of MA. State Compliance - 10 days grace period is less than the 15 days minimum per state of MA. State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File						-
3587922	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NC	4/XX/2007	3/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.	Federal Compliance - Missing Initial Loan Application Test						-
3587434	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2007	12/XX/2006	Primary	Purchase					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.

																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing				Yes	Out	TR Indeterminable
3588749	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	KY	1/XX/2008	12/XX/2007	Primary	Refinance Cash-out - Home Improvement					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3588147	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
3589597	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	2/XX/2007	UTD	Refinance UTD					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing

																						Yes	Out	TR Indeterminable
3588283	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	4/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3587261	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2006	2/XX/2006	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.

																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing						-
3587908	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	3/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.

																		Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589253	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state. [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Notice of Right to Cancel Missing State Compliance - New York Late Charge Percent Testing State Compliance - New York Late Charge Grace Period Testing						-
3589161	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	1/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other			Missing Evidence of Title		D	D	D	D	RD

[C] Federal Compliance - (Missing Data) Late Charge: Late Charge Type was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - (Missing Data) Late Charge
Closing / Title - Missing Document: Note - Subject Lien not provided

																						Yes	Out	TR Note Deficiency
3587666	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OR	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test						-
3586935	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2005	2/XX/2005	Primary	Purchase					D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing				Yes	Out	TR Indeterminable
3588409	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.	State Compliance - Note late charge percentage of 10% exceeds maximum of 5% per state of MD. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
3588354	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)						-
3587778	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing

																						Yes	Out	TR Indeterminable
3587007	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	9/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Payoff Statement Missing Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - HELOC Fees Used For Testing Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3587528	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		Federal Compliance - Missing Initial Loan Application No Fees Federal Compliance - Disbursement Date Missing Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing				Yes	Out	TR Indeterminable
3587359	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2007	8/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587168	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3588237	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MI	3/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Missing Initial Loan Application Test						-
3587433	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2007	1/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3587951	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	5/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3588227	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3588347	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588644	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test						-
3589769	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OR	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test						-
3587925	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3588706	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WI	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3587927	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588656	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	7/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
3587920	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																		State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Payoff Statement Missing						-
3587808	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3588392	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3586962	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CT	11/XX/2005	10/XX/2005	Primary	Purchase					A	A	A	A	RA								-
3588054	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	4/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing						-
3588643	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	7/XX/2007	6/XX/2007	Primary	Refinance Rate/Term					A	A	A	A	RA								-
3589663	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WI	8/XX/2006	7/XX/2006	Primary	Refinance UTD					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Application / Processing - Missing Document: Missing Lender's Initial 1003
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing

																						Yes	Out	TR Indeterminable
3588024	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - FACTA Disclosure Missing						-
3588485	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WI	7/XX/2007	6/XX/2007	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely						-
3587891	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
3589032	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3588812	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IN	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587910	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3587788	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date						-
3587324	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NC	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing	Federal Compliance - HELOC Fees Used For Testing Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
3587363	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3588176	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

																		State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Payoff Statement Missing Federal Compliance - Missing Initial Loan Application Test						-
3588737	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2007	10/XX/2007	Primary	Purchase					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing

																						Yes	Out	TR Indeterminable
3588244	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OR	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
3588008	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	KS	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] State Compliance - Kansas Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed State Compliance - Kansas Late Charge Percent and Amount Testing						-
3589068	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA		10/XX/2006	Primary	Purchase					D	D	D	D	RD		Loan File - Incomplete Loan File. Security and 1003's in the file, unable to run compliance.				UTD	Out	Indeterminable
3586955	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	8/XX/2005	7/XX/2005	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Missing Initial Loan Application Test						-
3588323	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587349	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3587331	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2006	11/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Missing Initial Loan Application Test						-
3588025	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WI	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3587584	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.

																		Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3588458	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	SC	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589435	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2005	2/XX/2005	Primary	Refinance Cash-out - Other		[C] Mortgage / Program Eligibility - Missing Documents: Missing other financing information.: Lien Position: 1			D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TIL is missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable
3587374	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	11/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely						-
3588790	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	5/XX/2007	4/XX/2007	Primary	Purchase			Final title is missing.		B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3589665	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing

																						Yes	Out	TR Indeterminable
3589617	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	7/XX/2007	6/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - FACTA Disclosure Missing
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - Property Type Not Provided

-
3588479	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	6/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587196	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.

																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - FACTA Disclosure Missing						-
3588967	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	9/XX/2007	9/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing						-
3588568	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.

																		Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587165	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3587309	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	RI	6/XX/2006	5/XX/2006	Primary	Refinance Rate/Term					A	A	A	A	RA								-
3587172	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	7/XX/2006	7/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
3588712	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX.XX on a Original Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX and $XXX.XX (2007) (an overage of $XXX.XX or .XXX%).
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FNMA Points and Fees						-
3588673	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	ME	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Missing		B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
3588796	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	RB

[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.

																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Federal FACTA Disclosure Timing Test						-
3588720	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WI	11/XX/2007	10/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3588598	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX.XX on a Original Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX and $XXX.XX (2007) (an overage of $XXX.XX or .XXX%).
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FNMA Points and Fees						-
3589642	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2006	6/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA - Final TIL Missing						-
3589016	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	11/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FACTA Disclosure Missing						-
3588590	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588230	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Home Improvement					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3587879	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2006	9/XX/2006	Primary	Refinance Limited Cash-out GSE					B	B	B	B	RB

[B] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																		State Compliance - 10% late charge exceeds 6% maximum per state (CA) Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date State Compliance - 10% late charge exceeds 6% maximum per state (CA) Federal Compliance - FACTA Disclosure Missing						-
3588108	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	5/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3588314	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.	State Compliance - Note late charge percentage of 10% exceeds maximum of 6% per CA state. State Compliance - Note late charge percentage of 10% exceeds maximum of 6% per CA state. Federal Compliance - Missing Initial Loan Application Test						-
3588779	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	10/XX/2007	9/XX/2007	Primary	Refinance UTD					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing

																						Yes	Out	TR Indeterminable
3587794	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	4/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3587901	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	3/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.

																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588264	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

																		Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Payoff Statement Missing Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3586896	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	5/XX/2007	5/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - Federal FACTA Disclosure Timing Test						-
3588825	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test						-
3588463	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																		Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement Federal Compliance - HELOC Fees Used For Testing Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587603	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
3587640	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	3/XX/2007	2/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)						-
3588828	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3589003	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OR	11/XX/2007	11/XX/2007	Primary	Refinance Rate/Term					A	A	A	A	RA								-
3588430	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	5/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																		Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587556	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	11/XX/2006	11/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																		Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - Missing Initial Loan Application Test Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.						-
3588668	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2007	7/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.	Miscellaneous Compliance - Initial TIL not provided Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Missing Initial Loan Application Test						-
3587596	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3586889	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587282	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other			Appraisal not provided. Statd value from 1008 @ D0244.		B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

																		Federal Compliance - Verified data entry matches loan documents. Federal Compliance - Verified data entry matches loan documents. Federal Compliance - Three copies in loan documents however, none are signed. Federal Compliance - Lender's initial loan application not provided.						-
3587587	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3588950	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	9/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Title is missing.		B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Property Type Not Provided Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - FACTA Disclosure Missing						-
3587626	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IN	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.	Federal Compliance - Missing Initial Loan Application Test						-
3587632	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
3588681	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3588641	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - FACTA Disclosure Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3586886	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AL	2/XX/2003	1/XX/2003	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2003.

																		Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
3587769	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AL	4/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3588133	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	ID	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3589628	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3588530	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3587578	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
3588192	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	5/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3587608	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
3589015	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OR	11/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589666	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	7/XX/2006	6/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Miscellaneous Compliance - GFE not provided						-
3588359	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NV	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588247	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	5/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3587569	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CT	3/XX/2007	2/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3588159	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IN	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587294	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	5/XX/2006	5/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589206	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[C] Federal Compliance - (Missing Data) Late Charge: Late Charge Type was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Late Charge
Closing / Title - Missing Document: Note - Subject Lien not provided

																						Yes	Out	TR Note Deficiency
3588063	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3588454	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

																		Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FACTA Disclosure Missing						-
3588400	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588516	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3586894	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	3/XX/2007	2/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3588208	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3588935	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CO	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date						-
3587661	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	3/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test						-
3588691	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	8/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589134	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MO	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3588117	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MI	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3586979	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3587148	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	6/XX/2006	6/XX/2006	Primary	Purchase					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing

																						Yes	Out	TR HUD Deficiency
3587121	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2006	3/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3587897	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3586951	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
3588525	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588064	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	4/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.

																		Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587884	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
3588957	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	6/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.	Federal Compliance - Missing Initial Loan Application Test						-
3586984	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	4/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																		Federal Compliance - FACTA Disclosure Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Payoff Statement Missing Federal Compliance - HELOC Fees Used For Testing Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
3586947	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2005	3/XX/2005	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
3588755	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	1/XX/2008	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587645	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	KY	6/XX/2007	5/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3587650	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	3/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588889	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
3588328	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	7/XX/2007	7/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
3587669	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	4/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	State Compliance - PPP Expired. Prepayment charge not allowed per state (FL) - max prepayment charge for FL 2nd lien loans is 2 months' advance interest on the aggregate of all prepayments made within a 12-month period that exceeds 1/3 of the amount of the original loan. Lender is XXX. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
3587784	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587336	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NC	3/XX/2007	1/XX/2007	Second Home	Purchase					A	A	A	A	RA								-
3587494	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	12/XX/2006	11/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3588046	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.

																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
3588439	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	SC	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[B] State Compliance - South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state.

																		State Compliance - Late Charge of 5% ($28.07) exceeds 5%($18.50) maximum per state (SC) State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3587092	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	1/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date						-
3588035	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3588418	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3587153	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX.XX on a Original Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX and $XXX.XX (2007) (an overage of $XXX.XX or .XXX%).
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.

																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FNMA Points and Fees						-
3587180	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB		General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3588750	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	1/XX/2008	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3588180	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	3/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FACTA Disclosure Missing						-
3587655	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3588080	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NV	4/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3587600	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	DE	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.	Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3588538	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	UT	9/XX/2007	3/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589795	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Federal FACTA Disclosure Timing Test
General - The signature date is missing.

-
3589182	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NM	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Payoff Statement Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3587476	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	6/XX/2007	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.

																		Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3588818	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
3587734	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	6/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3588243	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - FACTA Disclosure Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3587319	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	11/XX/2006	11/XX/2006	Primary	Purchase					A	A	A	A	RA								-
3588352	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	9/XX/2007	6/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.	Federal Compliance - Disbursement Date Missing						-
3588498	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing

																						Yes	Out	TR HUD Deficiency
3587226	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	SC	5/XX/2006	4/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
[B] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state.

																		State Compliance - South Carolina Late Charge Amount Testing State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test						-
3587913	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	5/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3588228	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	7/XX/2007	6/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3588399	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WI	9/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			The Title Commitment and Title Policy were both missing.		A	A	A	A	RA								-
3587447	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3587767	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	3/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3589117	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	LA	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3588781	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	7/XX/2007	6/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587580	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MO	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
3588234	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NC	2/XX/2007	12/XX/2006	Primary	Purchase					A	A	A	A	RA								-
3588123	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	HI	8/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																		Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FACTA Disclosure Missing						-
3588974	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3587883	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	3/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3587307	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing						-
3587497	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	3/XX/2007	Primary	Purchase			Evidence of Title is not provided in the file.		D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.

																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Missing Final HUD-1: GFE Used For Fee Testing				Yes	Out	TR Indeterminable
3588165	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	RI	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Home Improvement					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588657	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
3587994	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3587874	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	1/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing						-
3587251	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	UT	7/XX/2007	7/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3588710	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2007	10/XX/2007	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX.XX on a Original Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX and $XXX.XX (2007) (an overage of $XXX.XX or .XXX%).
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FNMA Points and Fees						-
3589124	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	1/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing State Compliance - Massachusetts Late Charge Percent Testing State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Payoff Statement Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided State Compliance - MA state maximum percentage rate is 3%. Note reflects 10%.						-
3587969	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	7/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587039	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	6/XX/2005	5/XX/2005	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3588431	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	5/XX/2007	5/XX/2007	Primary	Refinance Rate/Term					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

																		Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing				Yes	Out	TR HUD Deficiency
3587756	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OH	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
3588461	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	UT	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX.XX on a Original Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX and $XXX.XX (2007) (an overage of $XXX.XX or .XXX%).
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FNMA Points and Fees						-
3588943	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2007	7/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3588520	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3587193	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	10/XX/2006	8/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587773	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WI	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																		Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589600	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

																		Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties						-
3587527	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	10/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3587896	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WI	3/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3589667	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2006	7/XX/2006	Primary	UTD UTD					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing

																						UTD	Out	Indeterminable
3586953	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CT	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																		Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate						-
3589615	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX			6/XX/2007	Primary	Purchase					D	D	D	D	RD		Loan File - Incomplete Loan File. Security and Initial 1003 in the file, unable to run compliance.				UTD	Out	Indeterminable
3589689	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test						-
3589261	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	3/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] State Compliance - Minnesota Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Notice of Right to Cancel Missing State Compliance - Minnesota Late Charge Percent and Amount Testing State Compliance - Note Error: Note late charge percentage exceeds maximum per state Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3588085	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test						-
3587573	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	3/XX/2007	2/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3588522	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3587649	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Federal FACTA Disclosure Timing Test						-
3588663	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AL	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
3587770	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	3/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - Federal FACTA Disclosure Timing Test						-
3588899	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
3587548	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	KS	11/XX/2006	10/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	RB

[B] State Compliance - Kansas Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test State Compliance - 5% ($27.36) late charge exceeds the lesser of 5% or $25.00 maximum per state (KS)						-
3587792	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NV	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX.XX on a Original Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX and $XXX.XX (2007) (an overage of $XXX.XX or .XXX%).
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FNMA Points and Fees						-
3588391	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3587441	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NC	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3588771	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	KY	6/XX/2008	6/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Federal FACTA Disclosure Timing Test						-
3588134	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3588270	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NM	7/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588048	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2007	2/XX/2007	Primary	Refinance Streamlined					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.

																		Federal Compliance - Disbursement Date Missing Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3588222	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3587739	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.

																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing				Yes	Out	TR HUD Deficiency
3586973	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	7/XX/2005	6/XX/2005	Primary	Construction					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.

Federal Compliance - Disbursement Date Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing
Federal Compliance - Federal FACTA Disclosure Timing Test
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable
3587102	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	3/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Property Type Not Provided						-
3587482	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	3/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3587929	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3587464	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	DC	12/XX/2007	11/XX/2007	Primary	Refinance Rate/Term					D	D	D	D	RD		Loan File - Incomplete Loan File. Security, Title, HUD and TIL in the file, unable to run compliance due to illegible note (HELOC).				UTD	Out	Indeterminable
3589614	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	5/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

																		Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties Federal Compliance - Right of Rescission Timing - Receipt Date Missing						-
3587825	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing						-
3586926	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2004	5/XX/2004	Primary	Purchase					A	A	A	A	RA								-
3587519	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
3587634	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
3589335	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	Clause is missing.		B	B	B	B	RB

[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Closing / Title - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Federal FACTA Disclosure Timing Test
Closing / Title - Notary date on the SI is after the first payment date.  The first payment is 10/XX/07 and the Notary date is 10/XX/07.
General - RTC form is not signed or dated.
General Appraisal Requirements - Appraisal is missing.
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

-
3589025	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	11/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date						-
3587865	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	6/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3587059	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - FACTA Disclosure Missing						-
3588528	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AL	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3587914	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	3/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

																		Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing				Yes	Out	TR HUD Deficiency
3588596	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3587554	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	12/XX/2006	11/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
3588356	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3588061	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587697	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	3/XX/2007	3/XX/2007	Primary	Purchase		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing						-
3588826	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
3588955	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	SC	7/XX/2007	6/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[B] State Compliance - South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state.

																		State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided) State Compliance - 15-day grace period within late charge exceeds 10-day maximum per state for South Carolina. Federal Compliance - Missing Initial Loan Application Test						-
3587760	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3589139	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IN	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		Federal Compliance - FACTA Disclosure Missing Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test						-
3587870	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	DE	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX.XX on a Original Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX and $XXX.XX (2007) (an overage of $XXX.XX or .XXX%).	Federal Compliance - FNMA Points and Fees						-
3588149	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Home Improvement					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588870	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	9/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3588188	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588613	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OR	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3588726	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	HI	10/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3588698	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing

																						Yes	Out	TR HUD Deficiency
3587816	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	5/XX/2007	4/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588622	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	UT	7/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)						-
3589062	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	11/XX/2006	10/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3588882	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3589177	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NH	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[C] Federal Compliance - (Missing Data) Late Charge: Late Charge Type was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - (Missing Data) Late Charge
Closing / Title - Missing Document: Note - Subject Lien not provided

																						Yes	Out	TR Note Deficiency
3588757	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	2/XX/2008	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - HELOC Fees Used For Testing						-
3587000	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing

																						Yes	Out	TR HUD Deficiency
3587091	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3588788	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.	Federal Compliance - Missing Initial Loan Application Test						-
3586961	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MI	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																		State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely)						-
3587313	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.

																		State Compliance - 5% late charge exceeds 3% maximum per state (MA). State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Missing Initial Loan Application Test						-
3587701	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3587105	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	3/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - The GA Residential Fee of $6.50 is not disclosed on the HELOC Agreement.						-
3588104	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588316	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OR	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing				Yes	Out	TR HUD Deficiency
3587799	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	6/XX/2007	4/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB

[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

																		Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587260	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3588783	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	6/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3587471	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587191	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	11/XX/2006	10/XX/2006	Primary	Purchase					A	A	A	A	RA								-
3587979	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
3587988	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - Federal FACTA Disclosure Timing Test						-
3587978	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3587428	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX.XX on a Original Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX and $XXX.XX (2007) (an overage of $XXX.XX or .XXX%).
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FNMA Points and Fees						-
3587199	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AL	12/XX/2005	11/XX/2005	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX.XX on a Original Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX and $XXX.XX (2007) (an overage of $XXX.XX or .XXX%).
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.

																		Federal Compliance - FNMA Points and Fees Federal Compliance - Missing Initial Loan Application Test						-
3587038	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	6/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3588389	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3588267	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CT	7/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX. [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - Final TIL Finance Charge Under Disclosed						-
3588791	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	1/XX/2007	Primary	Purchase		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			A	A	A	A	RA								-
3588153	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3586885	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	7/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3587829	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	5/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3587935	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588892	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589302	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Miscellaneous Compliance - Unable to determine the # of units, compliance results were generated using a defaulted value.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - Federal FACTA Disclosure Timing Test

-
3587712	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	6/XX/2007	4/XX/2007	Primary	Refinance Rate/Term					A	A	A	A	RA								-
3589041	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	UT	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Final HUD has an Appraisal fee of $115 POC that the HELOC did not include. Federal Compliance - FACTA Disclosure Missing						-
3589599	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2007	7/XX/2007	Primary	Purchase					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

Miscellaneous Compliance - Initial TIL not provided
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - FACTA Disclosure Missing
Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing

																						Yes	Out	TR Indeterminable
3588976	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2007	9/XX/2007	Primary	Refinance Rate/Term					A	A	A	A	RA								-
3587886	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.	Federal Compliance - FACTA Disclosure Missing Federal Compliance - Missing Initial Loan Application Test						-
3588857	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NC	8/XX/2007	8/XX/2007	Primary	Refinance Rate/Term					C	C	C	C	RC

[C] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.

																		State Compliance - North Carolina CHL Tangible Net Benefit Test					Out	State - NC
3588263	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3588782	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	UT	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																		Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
3587837	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NH	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3587341	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2006	12/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing						-
3589278	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	4/XX/2007	3/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3587975	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	5/XX/2007	5/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
3587499	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test Application / Processing - Missing Document: Missing Lender's Initial 1003						-
3588016	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OR	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589009	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3589655	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA		7/XX/2006	Primary	Refinance Cash-out - Other					D	D	D	D	RD		Loan File - Incomplete Loan File. Security, HUD and Final 1003 in the file, unable to run compliance.				UTD	Out	Indeterminable
3588798	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CT	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3587764	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587053	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2006	1/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
3587860	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	ME	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX.XX on a Original Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX and $XXX.XX (2007) (an overage of $XXX.XX or .XXX%).
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

																		Federal Compliance - Payoff Statement Missing Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - FNMA Points and Fees						-
3588330	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3587938	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	4/XX/2007	3/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
3587521	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3587017	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2006	2/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Missing Initial Loan Application Test						-
3587877	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2006	12/XX/2006	Primary	Refinance Cash-out - Home Improvement					B	B	B	B	RB

[B] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

																		Federal Compliance - Right of Rescission Timing - Receipt Date Missing State Compliance - 10% late charge exceeds 6% maximum per state (CA). Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties Federal Compliance - FACTA Disclosure Missing						-
3588086	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	5/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588072	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	4/XX/2007	4/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587207	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	1/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Final Title Policy was not provided in loan file.		B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
3587334	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3587460	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3588138	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3587292	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	5/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3587923	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	4/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3589364	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NM	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			missing all evidence of title all 1003 are missing		B	B	B	B	RB

[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - Payoff Statement Missing
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Federal FACTA Disclosure Timing Test
General Appraisal Requirements - no appraisal, no bpo, no avm in the file

-
3589258	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[B] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Notice of Right to Cancel Missing
State Compliance - 10% late charge exceeds 6% maximum per state.
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing

																						Yes	Out	TR Indeterminable
3588540	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3589225	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	3/XX/2007	2/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing						-
3588125	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	3/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state. [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.	State Compliance - 10% late charge exceeds 6% maximum per state (CA). Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
3587456	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	UT	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3589815	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	3/XX/2007	2/XX/2007	UTD	Refinance Rate/Term					B	B	B	B	RB

[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Property Type Not Provided Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
3589594	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	5/XX/2007	4/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
3588478	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3588251	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Home Improvement					B	B	B	B	RB	[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date						-
3587209	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OH	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3588515	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	SC	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided)						-
3587753	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NH	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
3588148	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	UT	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.

																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3589841	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CT	7/XX/2004	6/XX/2004	UTD	UTD UTD			No Title in file. No final 1003 in file.		D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Miscellaneous Compliance - There is nothing in file to determine occupancy.
Federal Compliance - No RTC in file.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						UTD	Out	Indeterminable
3587298	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OR	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3587396	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	RI	8/XX/2006	7/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587980	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	6/XX/2007	5/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587413	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	8/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3588780	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	9/XX/2007	8/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

																		Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test						-
3588151	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3589047	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3587672	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NH	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3587486	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	3/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3587293	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2006	5/XX/2006	Primary	Refinance UTD					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Disbursement Date Missing
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing

																						Yes	Out	TR Indeterminable
3587531	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3587900	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	3/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3587466	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	11/XX/2006	10/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Missing Initial Loan Application Test						-
3588126	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	3/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - FACTA Disclosure Missing State Compliance - 10% late charge exceeds 3% maximum per state (MA). Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587915	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588583	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
State Compliance - A borrower of a junior mortgage loan must be permitted to prepay the loan in whole or in part without penalty. N.Y.
Bank. Law § 590-a(2).82 Accordingly, prepayment penalties are not permitted on junior lien mortgage loans made by nondepository mortgage banker licensees. Note that this is despite a April 7, 2005 Interpretative letter in which the
Banking Department states that prepayment penalties may be charged on subordinate mortgages to the same extent they can be imposed on first lien mortgages and despite N.Y. Comp. Codes. R. & Regs. tit. 3, § 80.9(e), which appears to allow prepayment penalties on junior liens in certain circumstances.83

-
3587876	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	1/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	State Compliance - Late charge fee of 10% of the payment or $40 whichever is greater exceeds the max allowed of the greater of 5% or 2$ for the state of MD. Federal Compliance - FACTA Disclosure Missing						-
3588676	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	8/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
3589535	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	1/XX/2003	12/XX/2002	UTD	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - The form is missing.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable
3587264	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	3/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Final Title Policy is missing. No evidence of title in file.		A	A	A	A	RA								-
3587419	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2006	8/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3588612	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3587888	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	3/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - Federal FACTA Disclosure Timing Test						-
3588660	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WI	7/XX/2007	4/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.	Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3588503	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test						-
3587322	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	11/XX/2006	10/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3587604	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Missing Initial Loan Application Test						-
3587014	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3588341	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	ID	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.

																		Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided) Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
3589045	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	UT	1/XX/2008	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date						-
3588131	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	6/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587840	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	3/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	RB

[B] State Compliance - Minnesota Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		State Compliance - 6% late charge exceeds 5% maximum per state (MN). Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test State Compliance - 6% late charge exceeds 5% maximum per state (MN).						-
3587861	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Application / Processing - Missing Document: Missing Lender's Initial 1003						-
3587423	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed						-
3587887	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	3/XX/2007	2/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB

[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.

																		Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
3587551	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.

																		Federal Compliance - Final TIL Estimated Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - Missing Initial Loan Application Test Application / Processing - Missing Document: Missing Lender's Initial 1003						-
3587673	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	DE	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX.XX on a Original Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX and $XXX.XX (2007) (an overage of $XXX.XX or .XXX%).
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FNMA Points and Fees						-
3588411	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	6/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of less than ten (10) days. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.	State Compliance - Note late charge of 10% exceeds maximum of 5% per state of GA. Federal Compliance - Lender's initial loan application missing.						-
3588481	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3588239	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	RI	6/XX/2007	5/XX/2007	Primary	Purchase					C	C	C	C	RC

[C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided.
[C] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis.
[C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided.

State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided)
State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File)
State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided)

																							Out	State - NC
3588141	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OR	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587343	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.	Federal Compliance - Missing Initial Loan Application Test						-
3587270	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	4/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588274	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587983	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	8/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed						-
3589310	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other			No Evidence of Title		B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Disbursement Date Missing
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Closing / Title - no signature XXX TIL
Closing / Title - XXX TIL no signature
General Appraisal Requirements - No Value provided

-
3586933	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	1/XX/2005	12/XX/2004	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

																		State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - HELOC Fees Used For Testing Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
3589023	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	12/XX/2007	11/XX/2007	Primary	Purchase					B	B	B	B	RB		Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3587489	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3588467	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test						-
3589580	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2008	2/XX/2008	Primary	Purchase					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing

																						Yes	Out	TR Indeterminable
3587602	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Federal FACTA Disclosure Timing Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3589684	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA		9/XX/2006	Primary	Refinance Rate/Term					D	D	D	D	RD		Loan File - Incomplete Loan File. Security and HUD in the file, unable to run compliance.				UTD	Out	Indeterminable
3587522	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	4/XX/2007	3/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3588768	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2008	3/XX/2008	Primary	Refinance Cash-out - Home Improvement					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing						-
3586884	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	3/XX/2007	Primary	Purchase					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.

																		Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing				Yes	Out	TR Indeterminable
3587989	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	5/XX/2007	4/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3587308	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	5/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB		Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3587787	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
3587228	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589612	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2007	11/XX/2007	Primary	Purchase					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.

Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%
Federal Compliance - Missing Initial Loan Application Test
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Final HUD-1:  GFE Used For Fee Testing

																						Yes	Out	TR Indeterminable
3588186	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	8/XX/2007	3/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3588988	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	10/XX/2007	10/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3588849	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589037	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588593	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	UT	10/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3588311	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	4/XX/2007	4/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of less than ten (10) days.	State Compliance - 10% late charge exceeds 5% maximum per state GA. State Compliance - 10% late charge exceeds 5% maximum per state GA. State Compliance - 10% late charge exceeds 5% maximum per state GA.						-
3589017	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587819	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	5/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587581	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	4/XX/2007	Primary	Purchase					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.

																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing				Yes	Out	TR Indeterminable
3587080	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	RI	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
3589604	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2007	11/XX/2007	Primary	Purchase					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Federal FACTA Disclosure Timing Test
Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing

																						Yes	Out	TR Indeterminable
3588927	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	10/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3588723	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Other			Missing		B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587211	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MO	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587364	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NM	2/XX/2007	1/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.	Federal Compliance - Missing Initial Loan Application Test						-
3589184	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	11/XX/2006	10/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test						-
3588308	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	4/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] State Compliance - Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state.	State Compliance - Late charge not allowed per state (V) - max late charge for VA is 5% - note states greater of 10% or $40.						-
3589611	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2007	8/XX/2007	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
3588177	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IN	6/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.	Federal Compliance - Missing Initial Loan Application Test State Compliance - $24.03 late charge exceeds with $19 maximum for IN. Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3586937	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	5/XX/2005	4/XX/2005	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.	Federal Compliance - Missing Initial Loan Application Test						-
3587302	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CT	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.

																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3588368	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MI	8/XX/2007	7/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB

[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																		State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely)						-
3588578	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CT	11/XX/2007	9/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3589641	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[B] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
State Compliance - 10% late charge exceeds with 6% maximum for CA.
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing

																						Yes	Out	TR Indeterminable
3587157	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
3588646	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
3587315	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NC	11/XX/2006	11/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.	Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3589046	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	12/XX/2007	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587065	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	5/XX/2006	3/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.	Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3587605	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	SC	6/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided) Federal Compliance - Missing Initial Loan Application Test						-
3587576	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Prelim and Final title reports missing.		B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - GFE missing from file.						-
3587962	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state. [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	State Compliance - 10% late charge exceeds maximum 6% per state(CA). State Compliance - California Primary Residence Late Charge Percent Testing Federal Compliance - FACTA Disclosure Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587940	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	4/XX/2007	3/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3589362	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Missing Missing Missing		B	B	B	B	RB

[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - Final TIL Estimated
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Federal FACTA Disclosure Timing Test

-
3587899	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	3/XX/2007	3/XX/2007	Primary	Refinance Streamlined					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588120	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test						-
3588687	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3588508	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3588321	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	6/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3587131	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	12/XX/2005	11/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	RB		General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3587409	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date						-
3588653	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3588092	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	UT	4/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588294	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - Missing Initial Loan Application Test						-
3587348	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3588032	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NH	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
3589245	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX										D	D	D	D	RD		Loan File - Incomplete Loan File. Security, HUD and final 1003 in the file, unable to run compliance.				UTD	Out	Indeterminable
3588753	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2007	12/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
3588543	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File						-
3588200	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NM	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Payoff Statement Missing Federal Compliance - Missing Initial Loan Application Test						-
3589012	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IA	11/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Final TIL Finance Charge Under Disclosed						-
3588509	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	7/XX/2007	6/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3588101	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	4/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Home Improvement					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3587711	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	4/XX/2007	4/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3589191	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3587685	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3587721	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
3589610	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	8/XX/2007	8/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel signature date is blank.
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

-
3588156	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3588521	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	10/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

																		Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - FACTA Disclosure Missing						-
3589034	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2007	11/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589668	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX			7/XX/2006	UTD	UTD UTD					D	D	D	D	RD		Loan File - Incomplete Loan File. Security in the file, unable to run compliance.				UTD	Out	Indeterminable
3588591	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	10/XX/2007	9/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3588820	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

																		Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3589251	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] State Compliance - Minnesota Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided State Compliance - Late charge not allowed per state (MN) - max late charge for MN is 5% - Note states 10% Federal Compliance - Notice of Right to Cancel Missing State Compliance - Late charge not allowed per state (MN) - max late charge for MN is 5% - Note states 10%						-
3589690	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ		8/XX/2006	Primary	Refinance Rate/Term					D	D	D	D	RD		Loan File - Incomplete Loan File. Security, HUD and final 1003 in the file, unable to run compliance.				UTD	Out	Indeterminable
3588182	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NC	6/XX/2007	12/XX/2006	Primary	Purchase		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587181	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX.XX on a Original Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX and $XXX.XX (2007) (an overage of $XXX.XX or .XXX%).
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FNMA Points and Fees Federal Compliance - Federal FACTA Disclosure Timing Test						-
3587646	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3587643	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	4/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3587274	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	8/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588203	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	KS	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] State Compliance - Kansas Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided State Compliance - Late charge not allowed per state (KS) - max late charge for KS is the lesser of 5% or $25 - note states 5% or $27.98 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test						-
3587481	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
3589260	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	3/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			C	C	C	C	RC

[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - Payoff Statement Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
State Compliance - Note indicates a late charge of 10% which exceeds the state of NJ maximum late charge of 5%,
State Compliance - Note indicates a late charge of 10% which exceeds the state of NJ maximum late charge of 5%,

																							In	Late Charge
3588443	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3589613	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CT	10/XX/2005	9/XX/2005	Primary	Purchase					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - Missing Initial Loan Application Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Missing Final HUD-1:  GFE Used For Fee Testing

																						Yes	Out	TR Indeterminable
3589189	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX			11/XX/2006	Primary	Purchase					D	D	D	D	RD		Loan File - Incomplete Loan File. Security, HUD and final 1003 in the file, unable to run compliance.				UTD	Out	Indeterminable
3587868	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	UT	6/XX/2007	5/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3587033	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	8/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Missing Initial Loan Application Test						-
3588959	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CO	7/XX/2007	7/XX/2007	Primary	Refinance Rate/Term					A	A	A	A	RA								-
3588262	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	4/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing						-
3588427	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3588683	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IN	11/XX/2007	10/XX/2007	Primary	Construction-Permanent					A	A	A	A	RA								-
3589232	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	2/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3587509	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		Federal Compliance - Missing Initial Loan Application No Fees Federal Compliance - Disbursement Date Missing Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing				Yes	Out	TR Indeterminable
3588119	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	3/XX/2007	3/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - Missing Initial Loan Application Test						-
3587027	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

																		Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test						-
3589084	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2006	12/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3588296	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	5/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX.XX on a Original Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX and $XXX.XX (2007) (an overage of $XXX.XX or .XXX%).	Federal Compliance - FNMA Points and Fees						-
3587812	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	DE	4/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
3587075	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.

																		Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3588051	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NC	4/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
3586881	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MI	2/XX/2006	1/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587514	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA		4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	RD		Loan File - Incomplete Loan File. 1003's in the file, unable to run compliance.				UTD	Out	Indeterminable
3588565	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3587104	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date						-
3587745	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	4/XX/2007	Primary	Construction-Permanent					A	A	A	A	RA								-
3588980	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	LA	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587504	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AL	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3589172	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[B] State Compliance - Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state.

																		Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing State Compliance - State of VA max is 5% and note calls for 10% late fee Federal Compliance - Missing Initial Loan Application Test						-
3588298	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	UT	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3588703	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

																		Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing						-
3589585	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2007	12/XX/2006	Primary	Purchase					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - Missing Initial Loan Application Test
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - FACTA Disclosure Missing
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - Missing Final HUD-1:  GFE Used For Fee Testing

																						Yes	Out	TR Indeterminable
3587232	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	6/XX/2006	6/XX/2006	Primary	Purchase					A	A	A	A	RA								-
3587477	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CT	9/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX.XX on a Original Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX and $XXX.XX (2007) (an overage of $XXX.XX or .XXX%).
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - FNMA Points and Fees						-
3589195	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing

																						Yes	Out	TR Indeterminable
3587898	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	3/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.	Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3586972	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	6/XX/2005	5/XX/2005	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588009	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CT	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3588989	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	11/XX/2007	10/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589339	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Final 1003 missing Missing Evidence of Title		B	B	B	B	RB

[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - Federal FACTA Disclosure Timing Test
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - Missing Initial Loan Application Test

-
3589223	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	2/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing State Compliance - 10% late charge exceeds maximum 5% limit per state(MD). Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3587653	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	4/XX/2007	3/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing						-
3589004	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	11/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3588594	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

																		Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587880	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587442	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MI	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX.XX on a Original Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX and $XXX.XX (2007) (an overage of $XXX.XX or .XXX%).
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.

																		Federal Compliance - Missing Initial Loan Application Test State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided) Federal Compliance - FNMA Points and Fees						-
3588265	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	5/XX/2007	4/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3588504	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			missing		B	B	B	B	RB	[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). Federal Compliance - Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.						-
3589801	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	Final title not found.		B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - FACTA Disclosure Missing
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

-
3589270	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3589143	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing

																						Yes	Out	TR Indeterminable
3588174	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	7/XX/2007	7/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3587807	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OH	4/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided Timely): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure at the time of closing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided Timely) State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender) State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified)						-
3589011	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2007	11/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589672	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Title is missing		D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[B] State Compliance - Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
State Compliance - Late charge of $21.02 for 60 months and $24.74 thereafter exceeds 5% maximum per state (VA).
State Compliance - Virginia Late Charge Percent Testing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Disbursement Date Missing
Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing

																						Yes	Out	TR Indeterminable
3589632	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	6/XX/2006	5/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3587616	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NM	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Evidence of Title was not found in the documents provided.		B	B	B	B	RB

[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%						-
3588609	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

																		Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing				Yes	Out	TR HUD Deficiency
3587597	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			A	A	A	A	RA								-
3587577	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Final Title Policy is missing from the file.		B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.

																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3588610	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
3588185	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2007	7/XX/2007	Primary	Purchase					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.

Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Federal FACTA Disclosure Timing Test
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing

																						Yes	Out	TR HUD Deficiency
3587138	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OR	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3587847	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test						-
3589185	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX				Primary	Purchase					D	D	D	D	RD		Loan File - Incomplete Loan File. Final 1003 in the file, unable to run compliance.				UTD	Out	Indeterminable
3588225	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing

																						Yes	Out	TR HUD Deficiency
3588800	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
3589276	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA		3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	RD		Loan File - Incomplete Loan File. Security, HUD and final 1003 in the file, unable to run compliance.				UTD	Out	Indeterminable
3588958	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NC	7/XX/2007	7/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.	Federal Compliance - Missing Initial Loan Application Test						-
3588952	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588472	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MO	5/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing				Yes	Out	TR HUD Deficiency
3588082	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CO	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.

																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing				Yes	Out	TR HUD Deficiency
3589153	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3588144	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Home Improvement					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589323	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Initial Loan Application Test

-
3587715	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test						-
3587863	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	7/XX/2007	6/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3588122	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	DE	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX. [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit) Federal Compliance - Final TIL Finance Charge Under Disclosed						-
3589113	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AL	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test						-
3588614	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2007	8/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3586901	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	RI	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.

																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing						-
3587801	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	4/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3587132	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Disbursement Date Missing						-
3588584	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	10/XX/2007	9/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

																		Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3588808	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing						-
3587534	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3589087	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	11/XX/2006	10/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3587373	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	12/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3587366	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2007	1/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.	Federal Compliance - Missing Initial Loan Application Test						-
3589220	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3589147	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing

																						Yes	Out	TR Indeterminable
3587804	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	HI	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX.XX on a Original Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX and $XXX.XX (2007) (an overage of $XXX.XX or .XXX%).
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)
Federal Compliance - FNMA Points and Fees
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing

																						Yes	Out	TR HUD Deficiency
3588417	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FACTA Disclosure Missing						-
3587201	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	1/XX/2006	12/XX/2005	Primary	Purchase					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing

																						Yes	Out	TR Indeterminable
3589019	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3588632	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MO	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
3587906	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NV	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589446	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2006	8/XX/2006	Primary	Refinance UTD					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application No Fees Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - Important Terms Disclosure Missing Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely						-
3588694	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589010	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.

																		Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - Missing Initial Loan Application Test						-
3588725	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	11/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date						-
3588388	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589190	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NV	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		Federal Compliance - Disbursement Date Missing Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3589290	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	5/XX/2007	4/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Missing Initial Loan Application Test						-
3587281	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX			10/XX/2005	Primary	Purchase					D	D	D	D	RD		Loan File - Incomplete Loan File. Security, TIL and final 1003 in the file. unable to run compliance.				UTD	Out	Indeterminable
3589250	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] State Compliance - Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state.	State Compliance - Late charge not allowed per state (VA) - max late charge for VA is 5% - note states 10%. Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Notice of Right to Cancel Missing State Compliance - Late charge not allowed per state (VA) - max late charge for VA is 5% - note states greater of 10% or $40. Federal Compliance - Missing Initial Loan Application Test						-
3587782	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2007	1/XX/2007	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
3589090	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	12/XX/2006	11/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing State Compliance - Massachusetts Late Charge Percent Testing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided State Compliance - Late charge of 10% exceeds state (MA) limit of 3%.						-
3587803	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	4/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3589501	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - No TIL or RTC in file
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Payoff Statement Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable
3589703	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing						-
3589349	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NM	10/XX/2007	9/XX/2007	Primary	Refinance Rate/Term					C	C	C	C	RC

[C] State Compliance - New Mexico Tangible Net Benefit Test: New Mexico Home Loan: Unable to determine if refinance loan was made without tangible net benefit to borrower due to missing prior loan information.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Payoff Statement Missing
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Federal FACTA Disclosure Timing Test
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
State Compliance - New Mexico Tangible Net Benefit Test

-
3587042	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OH	6/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - FACTA Disclosure Missing						-
3588851	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587565	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	4/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.	Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3587713	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	4/XX/2007	Primary	Purchase					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.

																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing				Yes	Out	TR Indeterminable
3589173	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	2/XX/2007	1/XX/2007	Primary	Purchase					D	D	D	D	RD

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Closing / Title - Missing Document: Note - Subject Lien not provided

																						Yes	Out	TR Note Deficiency
3588065	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	4/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588049	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	2/XX/2007	1/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.

																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3589112	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OH	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other					D	D	D	D	RD		Loan File - Incomplete Loan File. Security, HUD and final 1003 in the file, unable to run compliance.				UTD	Out	Indeterminable (UAL State)
3588436	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	5/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3587200	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	11/XX/2005	10/XX/2005	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test						-
3587875	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state. [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	State Compliance - 10% late charge exceeds 6% maximum per state (CA) State Compliance - California Primary Residence Late Charge Percent Testing Federal Compliance - FACTA Disclosure Missing						-
3589497	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	1/XX/2005	12/XX/2004	Primary	UTD UTD					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Payoff Statement Missing
Federal Compliance - Right to Cancel not included in file
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						UTD	Out	Indeterminable
3588380	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	KY	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3589051	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Payoff Statement Missing						-
3588440	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	5/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
3588549	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.

																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3588960	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
3588810	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3586963	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587772	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588518	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3588956	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	6/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3589638	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - Greater of $ 40 or 10% late charge exceeds Greater of 10% $20 maximum per state (PA) on 2nd liens Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3588869	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CT	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3589579	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2007	7/XX/2007	Primary	Purchase					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing

																						Yes	Out	TR Indeterminable
3588204	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MI	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.

																		State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely) Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3588118	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Missing Initial Loan Application Test Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - Notice of Right to Cancel Missing						-
3587127	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2006	1/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing						-
3588238	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AL	3/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.	Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Missing Initial Loan Application Test						-
3588902	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3587677	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed						-
3587154	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CT	6/XX/2006	5/XX/2006	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement						-
3587747	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
3588708	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2007	10/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB

[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																		Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588231	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588420	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OH	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Missing		B	B	B	B	RB

[B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.

																		State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis) State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender) State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified)						-
3587297	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	12/XX/2005	12/XX/2005	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3587498	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	3/XX/2007	Primary	Purchase		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			A	A	A	A	RA								-
3588386	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NC	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587093	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3587795	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NV	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3589170	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	2/XX/2007	1/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of less than ten (10) days. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.	State Compliance - 10% late charge exceeds 5% maximum per state (GA). Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3588996	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589687	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			D	D	D	D	RD

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Closing / Title - Missing Document: Note - Subject Lien not provided

																						Yes	Out	TR Note Deficiency
3587845	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Home Improvement					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
3588842	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2007	7/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3587742	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	5/XX/2007	4/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing						-
3587768	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587687	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	4/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
3588053	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	5/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588011	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3587671	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NM	3/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3588124	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	3/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	State Compliance - Massachusetts Late Charge Percent Testing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FACTA Disclosure Missing						-
3586977	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	3/XX/2005	2/XX/2005	Primary	Refinance Cash-out - Home Improvement					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

																		State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
3589707	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IN	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Missing Initial Loan Application Test						-
3587452	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3589150	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3586913	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OH	12/XX/2004	11/XX/2004	Primary	Refinance Cash-out - Other		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	RB

[B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX.XX on a Original Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX and $XXX.XX (2007) (an overage of $XXX.XX or .XXX%).
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.

																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FNMA Points and Fees						-
3587103	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2007	2/XX/2007	Primary	Purchase					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - FACTA Disclosure Missing
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing

																						Yes	Out	TR HUD Deficiency
3588945	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing				Yes	Out	TR HUD Deficiency
3588183	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	8/XX/2007	7/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3588978	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	9/XX/2007	9/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588007	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3587247	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	8/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - FACTA Disclosure Missing						-
3587465	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AL	10/XX/2006	9/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3587762	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CO	6/XX/2006	5/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3588060	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588155	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588447	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

																		Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Miscellaneous Compliance - Unable to determine the # of units, compliance results were generated using a defaulted value.						-
3588526	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	10/XX/2007	8/XX/2007	Primary	Purchase			No title in file		B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																		Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
3589204	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IN	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3589282	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NV	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test						-
3589618	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2008	3/XX/2008	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - FACTA Disclosure Missing Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation						-
3587647	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing				Yes	Out	TR HUD Deficiency
3587239	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NC	7/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3588455	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Federal FACTA Disclosure Timing Test						-
3588693	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	6/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3588805	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	ME	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.	Federal Compliance - Missing Initial Loan Application Test						-
3587959	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IN	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing

																						Yes	Out	TR Indeterminable (UAL State)
3588432	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MI	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely) Federal Compliance - FACTA Disclosure Missing						-
3587990	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OH	5/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing						-
3588589	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CT	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587285	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2006	4/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006. [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date						-
3588728	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing

																						Yes	Out	TR HUD Deficiency
3587195	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	UT	10/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3587067	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing						-
3589283	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - Missing Document: Note - Subject Lien not provided

																						Yes	Out	TR Note Deficiency
3588050	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	5/XX/2007	4/XX/2007	Primary	Refinance Limited Cash-out GSE					B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - Federal FACTA Disclosure Timing Test						-
3588608	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test						-
3587171	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CT	8/XX/2006	7/XX/2006	Primary	Purchase					B	B	B	B	RB		Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3588067	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	DC	4/XX/2007	4/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3588604	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3587678	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	UT	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test						-
3589254	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CT	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Notice of Right to Cancel Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3587652	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	3/XX/2007	3/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588339	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
3587976	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NH	5/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3589623	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Payoff Statement Missing General Appraisal Requirements - Appraisal missing from Acuity Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA - Final TIL Missing Federal Compliance - Missing Initial Loan Application Test						-
3587361	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.	State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Payoff Statement Missing						-
3587949	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	6/XX/2007	5/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing						-
3588761	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
3589654	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NH	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test						-
3587622	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NC	5/XX/2007	4/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3588358	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	KS	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
3587869	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		Federal Compliance - Payoff Statement Missing Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - Missing Initial Loan Application Test						-
3589804	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

-
3589590	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	4/XX/2006	3/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test						-
3588639	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
3588199	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test						-
3587018	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NC	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.

																		Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
3588451	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OH	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.

																		State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis) State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided) State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender)						-
3589215	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2007	12/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Missing Final TIL.						-
3589264	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX			2/XX/2007	Primary	Purchase					D	D	D	D	RD		Loan File - Incomplete Loan File. Security, HUD and final 1003 in the file, unable to run compliance.				UTD	Out	Indeterminable
3587220	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date						-
3588163	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587750	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NC	6/XX/2007	6/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] State Compliance - North Carolina Subordinate Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.	State Compliance - Late charge not allowed per state (NC) - max late charge for NC is 4% - note states 5%						-
3588500	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CT	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3588602	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3587731	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3588226	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3589791	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	7/XX/2006	6/XX/2006	Second Home	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.

																		Federal Compliance - Final TIL Finance Charge Under Disclosed State Compliance - 4% late charge exceeds 2% maximum per state (NY). Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - Federal FACTA Disclosure Timing Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3587431	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587461	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	12/XX/2006	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587455	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX.XX on a Original Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX and $XXX.XX (2007) (an overage of $XXX.XX or .XXX%).

																		Federal Compliance - FNMA Points and Fees Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing				Yes	Out	TR Indeterminable
3588689	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CT	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
3588103	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NC	3/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
3587856	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	SC	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			There is no title policy in the file.		B	B	B	B	RB

[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[B] State Compliance - South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state.

																		State Compliance - South Carolina Late Charge Amount Testing State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided) Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
3587684	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	3/XX/2007	3/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3587570	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OH	3/XX/2007	3/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. [B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.	State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided) State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender)						-
3589756	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3587699	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NC	5/XX/2007	3/XX/2007	Second Home	Purchase					A	A	A	A	RA								-
3589152	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX										D	D	D	D	RD		Loan File - Incomplete Loan File. 1003's in the file, unable to run compliance.				UTD	Out	Indeterminable
3587123	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.

																		Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely Federal Compliance - FACTA Disclosure Missing						-
3588459	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	7/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3588700	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3587217	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	5/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.

																		Federal Compliance - HELOC Fees Used For Testing Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
3588745	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MI	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely)						-
3589354	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Disbursement Date Missing
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

-
3588415	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2007	8/XX/2007	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX.XX on a Original Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX and $XXX.XX (2007) (an overage of $XXX.XX or .XXX%).
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FNMA Points and Fees						-
3589651	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2006	8/XX/2006	Primary	Purchase					D	D	D	D	RD

[C] Federal Compliance - (Missing Data) Late Charge: Late Charge Type was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - (Missing Data) Late Charge
Closing / Title - Missing Document: Note - Subject Lien not provided

																						Yes	Out	TR Note Deficiency
3589322	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Federal FACTA Disclosure Timing Test
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

-
3587933	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	6/XX/2007	1/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589243	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	2/XX/2007	2/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] State Compliance - Minnesota Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	State Compliance - Minnesota Late Charge Percent and Amount Testing State Compliance - Late charge not allowed per state (MN) - max late charge for MN is 5% - note states 10%. Federal Compliance - Notice of Right to Cancel Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3587686	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OH	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																		State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis) State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided) State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender) Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test						-
3588864	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MI	8/XX/2007	7/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB

[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely) Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3587568	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WI	3/XX/2007	2/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

																		Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3587895	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	3/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587911	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588307	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	4/XX/2007	3/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.	State Compliance - Massachusetts Late Charge Percent Testing Federal Compliance - FACTA Disclosure Missing						-
3588838	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	State Compliance - PPP Expired. Prepayment charge not allowed per state (GA) - max prepayment charge for GA loans is 2% for 24 months - note states 6 months interest for 36 months. Lender is XXX. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587263	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

																		State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - TILA HELOC - Tax Advisor Statement Missing						-
3588895	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NC	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3587659	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	3/XX/2007	Primary	Refinance Limited Cash-out GSE					B	B	B	B	RB	[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date						-
3589179	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other					D	D	D	D	RD		Loan File - Incomplete Loan File. Security, HUD and final 1003 in the file, unable to run compliance.				UTD	Out	Indeterminable (UAL State)
3589295	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	3/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3588036	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587858	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3589211	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	10/XX/2006	9/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3589060	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	11/XX/2006	10/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - FACTA Disclosure Missing Federal Compliance - TILA - Final TIL Missing State Compliance - 10% late charge exceeds 3% maximum per state (MA) Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3588279	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	5/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588670	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Home Improvement					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test						-
3587516	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX										D	D	D	D	RD		Loan File - Incomplete Loan File. Security in the file, unable to run compliance.				UTD	Out	Indeterminable
3588026	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588091	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	6/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587134	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date						-
3588483	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3587077	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3589163	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test						-
3588738	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IA	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3589065	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OH	11/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] State Compliance - Ohio Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.

																		State Compliance - Ohio Late Charge Percent and Amount Testing State Compliance - Note Error: Note late charge percentage exceeds maximum per state Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588658	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.	Federal Compliance - Missing Initial Loan Application Test						-
3587594	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NM	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Payoff Statement Missing						-
3588259	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
3587561	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3587090	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WI	2/XX/2006	1/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
3587005	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	9/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.

																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate Federal Compliance - HELOC Fees Used For Testing Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely Federal Compliance - Federal FACTA Disclosure Timing Test						-
3587056	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OH	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3587469	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	12/XX/2006	11/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [B] State Compliance - Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state.	State Compliance - 10% late charge exceeds the 5% maximum per state of VA. State Compliance - 10% late charge exceeds the 5% maximum per state of VA. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589591	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2007	8/XX/2007	Primary	Purchase					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
General - Not executed.
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing

																						Yes	Out	TR Indeterminable
3589373	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - Federal FACTA Disclosure Timing Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

-
3588931	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NM	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - HELOC Fees Used For Testing						-
3587337	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WI	12/XX/2006	11/XX/2006	Primary	Purchase					B	B	B	B	RB		Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.						-
3588003	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3587410	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	RI	8/XX/2006	8/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.	Federal Compliance - \ Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement						-
3588241	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
3586916	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	1/XX/2005	1/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation Federal Compliance - HELOC Fees Used For Testing Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
3587299	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	UT	2/XX/2006	1/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Missing Initial Loan Application Test						-
3589183	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	UT	11/XX/2006	10/XX/2006	Primary	Purchase					C	C	C	C	RC	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided Closing / Title - (Doc Error) HUD Error: Contract sales price is blank.						-
3587219	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	KY	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589596	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	10/XX/2007	9/XX/2007	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.						-
3587463	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	4/XX/2007	4/XX/2007	Primary	Refinance Rate/Term		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	RB	[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3588290	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Missing Initial Loan Application Test						-
3589619	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IN	7/XX/2007	6/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.	Federal Compliance - ARM Disclosure Status						-
3587402	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	UT	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																		Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3587549	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	10/XX/2006	10/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3588408	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	6/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.	State Compliance - Massachusetts Late Charge Percent Testing State Compliance - Note Error: Note late charge percentage exceeds maximum per state						-
3588499	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	UT	6/XX/2007	6/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3589393	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NC	12/XX/2006	11/XX/2006	Primary	Refinance UTD					D	D	D	D	RD

[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
[B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - Federal FACTA Disclosure Timing Test
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement
Federal Compliance - TILA HELOC - Tax Advisor Statement Missing
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - County Name Missing
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

																						Yes	Out	TR Indeterminable
3589359	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	11/XX/2007	10/XX/2007	UTD	Refinance UTD					B	B	B	B	RB

[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

State Compliance - Massachusetts Late Charge Percent Testing
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Federal FACTA Disclosure Timing Test
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.

-
3589559	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NM	4/XX/2007	3/XX/2007	Primary	UTD UTD			Missing both prelim and final title evidence		C	C	C	C	RC

[C] State Compliance - New Mexico Tangible Net Benefit Test: New Mexico Home Loan: Unable to determine if refinance loan was made without tangible net benefit to borrower due to missing prior loan information.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Borrower did not sign or date RTC
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Property Type Not Provided
Federal Compliance - Payoff Statement Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
State Compliance - New Mexico Tangible Net Benefit Test

-
3589273	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NC	4/XX/2007	3/XX/2007	Primary	Purchase					C	C	C	C	RC	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Missing Initial Loan Application Test Closing / Title - (Doc Error) HUD Error: Contract sales price is blank.						-
3588680	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	9/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing

																						Yes	Out	TR HUD Deficiency
3587532	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	11/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3588293	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	4/XX/2007	3/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3588221	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OH	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

																		State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely) State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
3588137	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	TX	6/XX/2007	6/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589662	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ		7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	RD		Loan File - Incomplete Loan File. Security, HUD and Final 1003, unable to run compliance.				UTD	Out	Indeterminable (UAL State)
3588449	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3588579	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589592	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	6/XX/2007	5/XX/2007	Primary	Purchase			Security Instrument in file is not executed.		B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
3588675	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
3587776	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	UT	4/XX/2007	3/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3587558	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	12/XX/2006	11/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties						-
3588831	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NC	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3589000	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OH	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FACTA Disclosure Missing						-
3588879	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	UT	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.

																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3589155	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NM	2/XX/2007	1/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - FACTA Disclosure Missing Federal Compliance - TILA - Final TIL Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3588021	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3588701	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IN	6/XX/2007	6/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3587055	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	3/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Payoff Statement Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3589744	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IN	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing						-
3587295	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	1/XX/2006	12/XX/2005	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test						-
3588363	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
3588300	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	RI	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					C	C	C	C	RC

[C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided.
[C] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis.
[C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Signed): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans Disclosure not properly executed.
[C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
State Compliance - Missing initial Lender's initial loan application.
State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Signed)
State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File)
State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided)

																							Out	State - NC
3588489	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	RI	5/XX/2007	4/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing						-
3589588	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	RI	12/XX/2007	11/XX/2007	Primary	Purchase					C	C	C	C	RC

[C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided.
[C] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis.
[C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Federal Compliance - Missing Initial Loan Application Test
State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided)
State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File)
State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided)

																							Out	State - NC
3588187	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	RI	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					C	C	C	C	RC

[C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Signed): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not properly executed.
[C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Signed): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans Disclosure not properly executed.
[C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[C] State Compliance - Rhode Island Home Loan (Tangible Net Benefit Disclosure Not Provided): Rhode Island Home Loan:  Tangible Net Benefit Disclosure not provided to borrower for refinance within 60 months.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Federal FACTA Disclosure Timing Test
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
State Compliance - Application date is UTD
State Compliance - Application date is UTD
State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Signed)
State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Signed)
State Compliance - Rhode Island Home Loan (Tangible Net Benefit Disclosure Not Provided)

																							Out	State - NC
3589316	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	RI	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					C	C	C	C	RC

[C] State Compliance - Rhode Island Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Payoff Statement Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Federal FACTA Disclosure Timing Test
State Compliance - Rhode Island Tangible Net Benefit Test

																							Out	State - NC
3859220	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2005	10/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Property Type Not Provided Federal Compliance - Missing Initial Loan Application Test						-
3859197	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3859200	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3859222	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	1/XX/2006	12/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3859203	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test

-
3859205	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Appraisal in the file is for a different property. Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3859223	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] State Compliance - Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - FACTA Disclosure Missing
State Compliance - Virginia Late Charge Percent Testing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
State Compliance - 6% late charge exceeds 5% maximum per state (VA).
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

-
3859207	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state.

																		State Compliance - Late charge of 6% exceeds max late charge 5% by the State (VA) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3859225	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	5/XX/2006	4/XX/2006	Primary	Purchase					B	B	B	B	RB

[B] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		State Compliance - 6% exceed max allowable late fee of 5% by State (IL) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3859228	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

																		General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3859229	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CT	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

-
3859211	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MO	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
[B] State Compliance - Missouri Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

State Compliance - 6% late charge exceeds 5% maximum per state (MO).
State Compliance - Missouri Late Charge Percent and Amount Testing
Federal Compliance - FACTA Disclosure Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

-
3859214	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	7/XX/2006	6/XX/2006	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.

																		Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3859232	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

State Compliance - verified- exceeds Minnesota max 5%, this loan @ 6%
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided

-
3859233	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3859216	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
3859218	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	9/XX/2006	8/XX/2006	Primary	Purchase					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

State Compliance - 6% exceed max allowable of 3% by State (MA)
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - Massachusetts Late Charge Percent Testing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing

																						Yes	Out	TR Indeterminable (UAL State)
3859219	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - Note Error: Note late charge percentage exceeds maximum per state
State Compliance - Illinois Late Charge Percent Testing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test

-
3859234	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2006	8/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3859235	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
[B] State Compliance - Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state.

																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date State Compliance - Virginia Late Charge Percent Testing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3859236	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	9/XX/2006	8/XX/2006	Primary	Purchase					B	B	B	B	RB

[B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. State Compliance - Late charge not allowed per state (MA) - max late charge for MA is 3% - note states greater of 6% or $5. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3859237	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	6/XX/2004	6/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3859246	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	4/XX/2005	3/XX/2005	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
3859247	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																		State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test						-
3859248	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MI	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.

																		State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided) Federal Compliance - Missing Initial Loan Application Test						-
3859240	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
3859251	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2006	12/XX/2005	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
3859252	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	11/XX/2005	10/XX/2005	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
3859242	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2006	12/XX/2005	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
3859245	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NV	4/XX/2006	3/XX/2006	Primary	Purchase					A	A	A	A	RA								-
3859255	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	5/XX/2006	4/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3859257	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other			Appraisal not provided.		B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

																		Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3859258	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2006	4/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
3859279	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	9/XX/2006	8/XX/2006	Primary	Purchase					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing

																						No	In	TNR Testing Not Required
3859285	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2006	9/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3859286	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2006	9/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3859288	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	9/XX/2006	8/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3859262	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2006	9/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3859289	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2006	9/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3859290	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2006	9/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3859291	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2006	8/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3859263	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3859264	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3859265	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MI	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - Federal FACTA Disclosure Timing Test						-
3859293	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.

																		State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Missing Initial Loan Application Test						-
3859266	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	11/XX/2006	10/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3859295	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state.

Federal Compliance - Property Type Not Provided
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - 6% late charge exceeds 5% maximum per state (VA)
State Compliance - 6% late charge exceeds 5% maximum per state (VA)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided

-
3859296	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided State Compliance - Illinois Late Charge Percent Testing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test State Compliance - Late charge not allowed per state (IL) - max late charge for IL is 5% - note states greater of 6% or $5.						-
3859271	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.

																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3859272	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test

-
3859273	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	11/XX/2006	10/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3859274	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2006	11/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3859275	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	RI	11/XX/2006	10/XX/2006	Primary	Refinance Rate/Term					C	C	C	C	RC

[C] State Compliance - Rhode Island Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Disbursement Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Payoff Statement Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - Rhode Island Tangible Net Benefit Test

																							Out	State - NC
3859277	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

State Compliance - 6% late charge exceeds 5% maximum per state (IL)
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - 6% late charge exceeds 5% maximum per state (IL)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing

-
3859297	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AL	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			No evidence of Preliminary or Final Title in file.		B	B	B	B	RB

[B] State Compliance - Alabama Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
State Compliance - 6% late charge exceeds 5% maximum per state (AL)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

-
3859298	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2006	11/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

-
3859300	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	12/XX/2006	11/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
State Compliance - Late charge not allowed per state (IL) - max late charge for (IL) is 5% - note states 6%
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
State Compliance - Late charge not allowed per state (IL) - max late charge for (IL) is 5% - note states 6%
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

-
3859301	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	11/XX/2006	10/XX/2006	Primary	Purchase					B	B	B	B	RB

[B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		State Compliance - Late charge not allowed per state (MA) - max late charge for MA is 3% - note states 6% State Compliance - Late charge not allowed per state (MA) - max late charge for MA is 3% - note states 6% Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test						-
3859303	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Property Type Not Provided Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3859304	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	RI	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					C	C	C	C	RC

[C] State Compliance - Rhode Island Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.
[C] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide): Rhode Island Home Loan: No documentation in loan file to confirm third party fees listed on the HUD-1.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide)
State Compliance - Rhode Island Tangible Net Benefit Test

																							Out	State - NC
3859305	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state.

State Compliance - Late charge not allowed per state of Virginia max late charge for Virginia is 5% note states 6%.
State Compliance - Late charge not allowed per state of Virginia max late charge for Virginia is 5% note states 6%.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

-
3859328	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

-
3859333	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	3/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Property Type Not Provided Federal Compliance - Missing Initial Loan Application Test						-
3859334	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3859309	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.

																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3859310	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided State Compliance - 6% late charge exceeds 5% maximum per state (IL) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing State Compliance - 6% late charge exceeds 5% maximum per state (IL)						-
3859311	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OH	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[B] State Compliance - Ohio Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.

Federal Compliance - Disbursement Date Missing
State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis)
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified)
Federal Compliance - FACTA Disclosure Missing
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - Late charge not allowed per state (OH) - max late charge for second mortgage loans in OH is the greater of $15 or 5%x% - note states greater of 6% or $5.
State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided)
State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test

-
3859312	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided

-
3859335	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	RI	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					C	C	C	C	RC

[C] State Compliance - Rhode Island Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.
[C] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide): Rhode Island Home Loan: No documentation in loan file to confirm third party fees listed on the HUD-1.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Payoff Statement Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Disbursement Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
State Compliance - Rhode Island Tangible Net Benefit Test
State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide)

																							Out	State - NC
3859337	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
[B] State Compliance - Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state.

Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - Late charge not allowed per state of Virginia max late charge for Virginia is 5% note states 6%.
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided

-
3859314	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.

																		Federal Compliance - Disbursement Date Missing Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided State Compliance - 6% late fee exceeds the 5% maximum per state (MD).						-
3859315	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.

Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - FACTA Disclosure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - Late charge not allowed per state (MD) - max late charge for (MD) is 5% - note states 6%
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided

-
3859316	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3859317	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	3/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3859339	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	3/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Missing Initial Loan Application Test						-
3859340	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	5/XX/2007	4/XX/2007	Primary	Purchase					C	C	C	C	RC

[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
State Compliance - 6% late charge exceeds 5% maximum per state (NJ).
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
State Compliance - 6% late charge exceeds 5% maximum per state (NJ).

																							In	Late Charge
3859341	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	3/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3859343	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	DC	11/XX/2006	10/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3859319	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		Federal Compliance - Missing Initial Loan Application No Fees Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing				Yes	Out	TR Indeterminable
3859320	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	11/XX/2006	10/XX/2006	Primary	Purchase					A	A	A	A	RA								-
3859345	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3859322	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IN	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
3859346	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	12/XX/2006	11/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3859347	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	DE	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3859349	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2007	12/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3859323	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.

																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Payoff Statement Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3859324	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2007	1/XX/2007	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing						-
3859351	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	RI	2/XX/2007	1/XX/2007	Primary	Purchase					C	C	C	C	RC

[C] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide): Rhode Island Home Loan: No documentation in loan file to confirm third party fees listed on the HUD-1.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.

																		Federal Compliance - Missing Initial Loan Application Test State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide)					Out	State - NC
3859360	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	10/XX/2007	9/XX/2007	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3859382	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CT	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3859384	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of less than ten (10) days.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.

State Compliance - Late charge of 6% exceeds maximum of 5% per GA state law.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
Federal Compliance - Payoff Statement Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
State Compliance - Late charge of 6% exceeds maximum of 5% per GA state law.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

-
3859385	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3859365	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MO	6/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
[B] State Compliance - Missouri Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

State Compliance - Late charge not allowed per state (MO) - max late charge for MO 2nd liens is 5% or $15 - note states 6% or $5.
State Compliance - Missouri Late Charge Percent and Amount Testing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

-
3859386	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - Late charge not allowed per NY - max late charge for NY is 2%. Note states 6%.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
State Compliance - Late charge not allowed per NY - max late charge for NY is 2%. Note states 6%.

-
3859387	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MN	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - FACTA Disclosure Missing State Compliance - Late charge fee of 6% exceeds the max allowed of 5% for the state of Minnesota. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3859390	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	7/XX/2007	6/XX/2007	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - Property Type Not Provided Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3859391	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					C	C	C	C	RC

[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

State Compliance - Late charge not allowed per state law - max late charge for New Jersey is 5% - note states 6%.
Federal Compliance - FACTA Disclosure Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - Note Error: Note late charge percentage exceeds maximum per state
State Compliance - New Jersey Home Loan (Late Charge)

																							In	Late Charge
3859370	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Property Type Not Provided Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3859371	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - Late charge of 6% exceeds maximum of 5% per IL state law.
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
State Compliance - Late charge of 6% exceeds maximum of 5% per IL state law.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test

-
3859393	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - FACTA Disclosure Missing
State Compliance - New York Late Charge Percent Testing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
State Compliance - Late fee charge not allowed per state (NY) - max late fee charge for NY loan is 2% - note states 6%.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

-
3859394	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OK	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.

State Compliance - 15 day grace period with greater of $5 or 6% of overdue payment exceeds greater of $5 or 5% of the unpaid amount of installment for OK 2nd liens (OK 10 day grace period)
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

-
3859395	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Property Type Not Provided
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing

-
3859373	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Initial Loan Application Test

-
3859375	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	ID	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
[B] State Compliance - Idaho Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.

Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - Maximum late charge per state is 5% of payment or $15, whichever is greater.  Late charge on Note is 6% of payment or $5.00, whichever is greater.
State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test

-
3859376	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Disbursement Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

-
3859377	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3859378	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Other		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.

Federal Compliance - Final TIL Finance Charge Under Disclosed
State Compliance - Late charge not allowed per state (NY) - max late charge for NY is  2% - note states  6%
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
State Compliance - Late charge not allowed per state (NY) - max late charge for NY is  2% - note states  6%
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided

-
3859400	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MO	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.

Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing

-
3859379	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	4/XX/2008	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - 6% late charge exceeds 5% maximum per state (IL)
State Compliance - 6% late charge exceeds 5% maximum per state (IL)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test

-
3859402	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2006	6/XX/2006	Primary	Purchase					D	D	D	D	RD

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.

																		Federal Compliance - Disbursement Date Missing Closing / Title - Missing Document: HUD-1 Addendum not provided				Tested	Out	TR Indeterminable
3859403	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.

																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date State Compliance - 5% late charge exceeds 2% maximum per state (NY) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing						-
3859422	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.

																		Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing						-
3859423	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	7/XX/2006	6/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3859408	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	8/XX/2006	7/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3859412	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	9/XX/2006	8/XX/2006	Primary	Purchase					A	A	A	A	RA								-
3859426	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other			No evidence of Preliminary or Final Title in file.		B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - Federal FACTA Disclosure Timing Test						-
3859427	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3859429	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WI	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3859414	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3859415	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	3/XX/2007	3/XX/2007	Primary	Purchase					A	A	A	A	RA								-
3859434	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	11/XX/2007	10/XX/2007	Primary	Refinance Rate/Term					A	A	A	A	RA								-
3859435	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	1/XX/2004	12/XX/2003	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3859416	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	VA	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
3859417	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NH	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
3859437	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WA	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3859438	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	8/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3859439	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	9/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	RA								-
3859440	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																		Federal Compliance - Federal FACTA Disclosure Timing Test Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing				Yes	Out	TR HUD Deficiency
3859463	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other			No evidence of Preliminary or Final Title in file.		C	C	C	C	RC

[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.

State Compliance - 10% late charge exceeds 5% max per state (NJ)
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
State Compliance - 10% late charge is greater than 5% max per state (NJ)

																							In	Late Charge
3859464	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3859465	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.
[B] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Property Type Not Provided
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - Late charge not allowed per state of Illinois - maximum late charge for IL is 5%; Note states 6% or $5.00, whichever is greater.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test

-
3859466	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	4/XX/2006	3/XX/2006	UTD	Purchase					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - Late charge of 6% exceeds maximum of 3% per MA law.
State Compliance - Late charge of 6% exceeds maximum of 3% per MA law.
Federal Compliance - FACTA Disclosure Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided

-
3859467	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3859468	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing

-
3859469	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CT	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

-
3859470	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Disbursement Date Missing
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

-
3859450	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	UT	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Utah Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.

																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided State Compliance - Utah Late Charge Percent and Amount Testing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3859477	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Disbursement Date Missing
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

-
3859478	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	GA	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.
[B] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of less than ten (10) days.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.

State Compliance - The greater of $5 or 6% of the overdue payment exceeds maximum 5% of the amount of late payment for the state of GA (15 day grace period reflected on Note meets 10 day minimum for state of GA)
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Payoff Statement Missing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

-
3859479	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - FACTA Disclosure Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing

-
3859456	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MA	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Notice of Right to Cancel Missing
State Compliance - Late charge not allowed per state (MA) - max late charge for MA is  3% - note states  6%
State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Payoff Statement Missing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing

-
3859485	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2004	9/XX/2004	Primary	Purchase					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.

																		Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing				Yes	Out	TR Indeterminable
3859488	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Other		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.

																		Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3859515	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	SC	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[B] State Compliance - South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state.

																		State Compliance - Late charge not allowed per state (SC) - max late charge is 5%($18.50) - note states 5%($31.30) State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided) Federal Compliance - Missing Initial Loan Application Test						-
3859516	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	3/XX/2006	2/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3859493	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NJ	5/XX/2006	4/XX/2006	Primary	Purchase					A	A	A	A	RA								-
3859494	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	AZ	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test						-
3859496	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	8/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other					A	A	A	A	RA								-
3859497	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	8/XX/2006	7/XX/2006	Primary	Purchase					B	B	B	B	RB		General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3859526	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	8/XX/2006	7/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3859498	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2006	6/XX/2006	Primary	Purchase					D	D	D	D	RD

[D] Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing: Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.

																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Federal Compliance - Missing Final HUD-1: Financing Agreement Used For Fee Testing					Out	TR Indeterminable
3859499	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	SC	7/XX/2006	5/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.	Federal Compliance - Disbursement Date Missing						-
3859506	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.

																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3859510	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3859511	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3859538	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3859539	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
State Compliance - PPP Expired. Prepayment charge not allowed per state (NY) - max prepayment charge for NY is 1 year - note states 3 years. Lender is XXX.
State Compliance - 6% late charge exceeds 2% maximum per state (NY).
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided

-
3859542	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3859544	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	WI	12/XX/2006	11/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		State Compliance - Late charge not allowed per state (WI) - max late charge for WI is lesser of $10 or 5% - note states greater of $5 or 6% Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3859579	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3859586	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	NY	3/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		State Compliance - 6% late charge exceeds 2% maximum per state (NY). State Compliance - 6% late charge exceeds 2% maximum per state (NY). Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3859546	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - FACTA Disclosure Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3859589	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			File does not contain either Preliminary or Final Title		B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3859591	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2006	11/XX/2006	Primary	Purchase					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3859592	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2006	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
3859593	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Property Type Not Provided Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3859595	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other			No evidence of Preliminary or Final Title in file.		B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3859597	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Missing Initial Loan Application Test						-
3859553	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	IL	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Missing Initial Loan Application Test						-
3859554	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	1/XX/2007	12/XX/2006	Primary	Purchase					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3859602	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	PA	7/XX/2007	6/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3859604	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test						-
3859559	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.

																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3859564	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

-
3859566	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	6/XX/2007	Second Home	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3859568	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	State Compliance - 6% late charge exceeds 5% maximum per state (MD) Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3859569	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other			No evidence of Preliminary or Final title in file.		B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3859570	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	6/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided

-
3859571	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Property Type Not Provided Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3859575	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3859611	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	MD	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - Late charge not allowed per state (MD) - max late charge for MD 2nd lien is $2 or 5% - note states $5 or 6%
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test

-
3859613	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other			No evidence of Preliminary or Final Title in file.		B	B	B	B	RB

[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3859617	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	RB

[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
3859619	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	FL	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	RB

[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.

State Compliance - Greater of $5 or 6% of overdue payment exceeds $10 maximum for Consumer Finance in state of FL.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

-
3859670	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX			1/XX/2005	Primary	Refinance UTD					D	D	D	D	RD		Loan File - Incomplete Loan File. 1003's and Appraisal in the file, unable to run compliance.				UTD	Out	Indeterminable
3859675	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX	OH			Primary	Purchase					D	D	D	D	RD		Loan File - Incomplete Loan File. No compliance documents in the loan file.				UTD	Out	Indeterminable (UAL State)
3859688	XXXXXXXX XXXXXXXXXX	$XXX,XXX.XX			8/XX/2007	Primary	Purchase					D	D	D	D	RD		Loan File - Incomplete Loan File. No compliance documents in the loan file.				UTD	Out	Indeterminable